                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-9819

                           --------------------------

                   STATE STREET INSTITUTIONAL INVESTMENT TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                  P.O. Box 5049
                           Boston, Massachusetts 02206
--------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

     (Name and Address of Agent for Service)                  Copy to:

Julie Tedesco, Vice President and Senior Counsel      Timothy W. Diggins, Esq.
       State Street Bank and Trust Company                  Ropes & Gray
          One Federal Street, 9th Floor               One International Place
           Boston, Massachusetts 02110            Boston, Massachusetts 02110-2624


Registrant's telephone number, including area code:  (617) 662-3968

Date of fiscal year end:  December 31

Date of reporting period:  December 31, 2005

ITEM 1:  SHAREHOLDER REPORT

                       STATE STREET EQUITY 500 INDEX FUND
                                 ANNUAL REPORT
                               DECEMBER 31, 2005

STATE STREET EQUITY 500 INDEX FUND
ADMINISTRATIVE SHARES
GROWTH OF A $10,000 INVESTMENT (A)
[LINE GRAPH]

                                                            STATE STREET EQUITY 500 INDEX FUND
                                                                  ADMINISTRATIVE SHARES*               S&P 500 INDEX** (B)
                                                            ----------------------------------         -------------------
4/18/01                                                                  10000.00                            10000.00
12/31/01                                                                  9703.00                             9727.00
6/30/02                                                                   8422.00                             8447.00
12/31/02                                                                  7538.00                             7578.00
6/30/03                                                                   8413.00                             8469.00
12/31/03                                                                  9677.00                             9751.00
6/30/04                                                                  10000.00                            10086.00
12/31/04                                                                 10706.00                            10810.00
6/30/05                                                                  10606.00                            10723.00
12/31/05                                                                 11205.00                            11341.00

--------------------------------------------------------------------------------
                           INVESTMENT PERFORMANCE (A)
                  For the Fiscal Year Ended December 31, 2005
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
                                                                                    Total Return
                                                       Total Return           Average Annualized Since
                                                      One Year Ended         Commencement of Operations
                                                     December 31, 2005            (April 18, 2001)
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
 State Street Equity 500
   Index Fund Administrative Shares                        4.66%                       2.45%
 S&P 500(R) Index(b)                                       4.91%                       2.72%
-----------------------------------------------------------------------------------------------------------

(a) Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor's share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(b) The Standard & Poor's 500 Composite Stock Price Index ("S&P 500(R) Index") is an unmanaged capitalization-weighted index of 500 widely held stocks recognized by investors to be representative of the stock market in general.

STATE STREET EQUITY 500 INDEX FUND

EXPENSE EXAMPLE

As a shareholder of the State Street Equity 500 Index Fund (the "Fund"), you incur ongoing costs, which include costs for administrative services and distribution (12b-1) fees, among others, in addition to the Fund's proportionate share of expenses of the State Street Equity 500 Index Portfolio. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2005 to December 31, 2005.

The table below illustrates your Fund's costs in two ways:

- BASED ON ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the actual return of each class of the Fund, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the indicated Class. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

  To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Class under the heading "Expenses Paid During Period".

- BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Class's costs with those of other mutual funds. It assumes that the Class had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case -- because the return used is not the Class's actual return -- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Class's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

STATE STREET EQUITY 500 INDEX FUND

Six Months Ended December 31, 2005

------------------------------------------------------------------------------------------------
                                               BEGINNING          ENDING
                                             ACCOUNT VALUE     ACCOUNT VALUE      EXPENSES PAID
                                             JULY 1, 2005    DECEMBER 31, 2005   DURING PERIOD*
------------------------------------------------------------------------------------------------
 BASED ON ACTUAL CLASS RETURN
------------------------------------------------------------------------------------------------
 Administrative Shares                         $1,000.00         $1,056.39            $1.27
------------------------------------------------------------------------------------------------
 Service Shares                                $1,000.00         $1,055.84            $1.79
------------------------------------------------------------------------------------------------
 Class R Shares                                $1,000.00         $1,053.76            $3.36
------------------------------------------------------------------------------------------------
 BASED ON HYPOTHETICAL (5% RETURN BEFORE
 EXPENSES)
------------------------------------------------------------------------------------------------
 Administrative Shares                         $1,000.00         $1,023.97            $1.25
------------------------------------------------------------------------------------------------
 Service Shares                                $1,000.00         $1,023.47            $1.76
------------------------------------------------------------------------------------------------
 Class R Shares                                $1,000.00         $1,021.93            $3.31
------------------------------------------------------------------------------------------------

* The calculations are based on expenses incurred in the most recent fiscal period of each Class. The Administrative Shares, Service Shares and Class R Shares annualized average weighted expense ratios as of December 31, 2005 were 0.245%, 0.345% and 0.650%, respectively, which include each Class's proportionate share of the expenses of the State Street Equity 500 Index Portfolio. The dollar amounts shown as "Expenses Paid" are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

STATE STREET EQUITY 500 INDEX FUND

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2005

ASSETS
  Investment in State Street Equity 500 Index Portfolio, at
     value (identified cost $184,987,252) (Note 1)            $234,992,827
  Receivable for Fund shares sold                                   53,093
                                                              ------------
                                                               235,045,920
LIABILITIES
  Payable for Fund shares repurchased                               23,776
  Distribution fees payable (Note 3)                                95,388
  Administration fees payable (Note 3)                               9,797
                                                              ------------
                                                                   128,961
                                                              ------------
NET ASSETS                                                    $234,916,959
                                                              ============
NET ASSETS CONSIST OF:
  Paid-in capital                                             $225,172,730
  Undistributed net investment income                               12,828
  Accumulated net realized loss                                (40,274,174)
  Net unrealized appreciation on investments                    50,005,575
                                                              ------------
NET ASSETS                                                    $234,916,959
                                                              ============
ADMINISTRATIVE SHARES:
NET ASSETS                                                    $195,725,483
  Shares of beneficial interest outstanding                     18,806,668
  Offering, net asset value, and redemption price per share   $      10.41
                                                              ============
SERVICE SHARES:
NET ASSETS                                                    $ 39,086,222
  Shares of beneficial interest outstanding                      3,759,137
  Offering, net asset value, and redemption price per share   $      10.40
                                                              ============
CLASS R SHARES:
NET ASSETS                                                    $    105,254
  Shares of beneficial interest outstanding                         10,122
  Offering, net asset value, and redemption price per share   $      10.40
                                                              ============

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX FUND

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005

INCOME
  Dividend income allocated from Portfolio (Note 2)           $ 4,021,451
  Interest income allocated from Portfolio (Note 2)                11,367
  Security lending income allocated from Portfolio, net
     (Note 2)                                                     137,261
  Expenses allocated from Portfolio (Note 3)                      (99,385)
                                                              -----------
                                                                4,070,694
                                                              -----------
EXPENSES
  Distribution fees (Note 3)
     Administrative Shares                                        286,942
     Service Shares                                                73,060
     Class R Shares*                                                   54
  Administration fees (Note 3)                                    110,265
                                                              -----------
                                                                  470,321
                                                              -----------
NET INVESTMENT INCOME                                           3,600,373
                                                              -----------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) allocated from Portfolio on:
  Investments                                                    (646,756)
  Futures                                                         171,277
                                                              -----------
                                                                 (475,479)
                                                              -----------
Change in net unrealized appreciation (depreciation)
  allocated from Portfolio on:
  Investments                                                   7,567,897
  Futures                                                        (125,985)
                                                              -----------
                                                                7,441,912
                                                              -----------
Net realized and unrealized gain                                6,966,433
                                                              -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $10,566,806
                                                              ===========

---------------
* Class R Shares commenced operations on June 7, 2005.

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                              For the             For the
                                                            Year Ended          Year Ended
                                                         December 31, 2005   December 31, 2004
                                                         -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS:
  Net investment income                                    $  3,600,373        $  4,712,416
  Net realized gain (loss) on investments and futures          (475,479)         (2,678,414)
  Change in net unrealized appreciation (depreciation)        7,441,912          24,411,866
                                                           ------------        ------------
  Net increase in net assets resulting from operations       10,566,806          26,445,868
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income
     Administrative Shares                                   (3,052,167)         (4,403,652)
     Service Shares                                            (545,057)           (264,436)
     Class R Shares                                                (733)                 --
                                                           ------------        ------------
     Total Distributions                                     (3,597,957)         (4,668,088)
                                                           ------------        ------------
NET INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS
ADMINISTRATIVE SHARES
  Shares sold                                                 5,756,110          17,186,542
  Reinvestment of distributions                               3,052,167           4,403,652
  Shares redeemed                                           (19,132,510)        (17,967,882)
                                                           ------------        ------------
       Net increase (decrease) from capital share
          transactions                                      (10,324,233)          3,622,312
                                                           ------------        ------------
SERVICE SHARES
  Shares sold                                                29,647,410          23,823,985
  Reinvestment of distributions                                 545,057             264,436
  Shares redeemed                                            (5,514,495)        (29,324,726)
  Redemptions in-kind                                                --         (72,956,408)
                                                           ------------        ------------
       Net increase (decrease) from capital share
          transactions                                       24,677,972         (78,192,713)
                                                           ------------        ------------
CLASS R SHARES*
  Shares sold                                                   111,556                  --
  Reinvestment of distributions                                     733                  --
  Shares redeemed                                                (6,269)                 --
                                                           ------------        ------------
     Net increase from capital share transactions               106,020                  --
                                                           ------------        ------------
  Net increase (decrease) in net assets                      21,428,608         (52,792,621)
NET ASSETS, BEGINNING OF PERIOD                             213,488,351         266,280,972
                                                           ------------        ------------
NET ASSETS, END OF PERIOD                                  $234,916,959        $213,488,351
                                                           ============        ============
Undistributed net investment income                        $     12,828        $     19,496
                                                           ============        ============

---------------
* Class R Shares commenced operations on June 7, 2005.

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX FUND

                                                              For the             For the
                                                            Year Ended          Year Ended
                                                         December 31, 2005   December 31, 2004
                                                         -----------------   -----------------
CHANGES IN SHARES:
ADMINISTRATIVE SHARES
  Shares sold                                                  571,565           1,796,467
  Reinvestment of distributions                                297,852             435,142
  Shares redeemed                                           (1,910,934)         (1,879,949)
                                                            ----------          ----------
     Net increase (decrease) in shares                      (1,041,517)            351,660
                                                            ==========          ==========
SERVICE SHARES
  Shares sold                                                2,969,168           2,502,761
  Reinvestment of distributions                                 53,159              26,157
  Shares redeemed                                             (547,126)         (3,036,779)
  Shares redeemed in-kind                                           --          (7,235,058)
                                                            ----------          ----------
     Net increase (decrease) in shares                       2,475,201          (7,742,919)
                                                            ==========          ==========
CLASS R SHARES*
  Shares sold                                                   10,664                  --
  Reinvestment of distributions                                     70                  --
  Shares redeemed                                                 (612)                 --
                                                            ----------          ----------
     Net increase in shares                                     10,122                  --
                                                            ==========          ==========

---------------
* Class R Shares commenced operations on June 7, 2005

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX FUND

FINANCIAL HIGHLIGHTS
FOR AN ADMINISTRATIVE SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD

                                      Year       Year       Year       Year        Year
                                     Ended      Ended      Ended      Ended        Ended
                                    12/31/05   12/31/04   12/31/03   12/31/02   12/31/01(a)
                                    --------   --------   --------   --------   -----------
PER SHARE OPERATING
  PERFORMANCE(B):
NET ASSET VALUE, BEGINNING OF
  PERIOD                            $  10.10   $   9.34   $   7.36   $   9.62    $  10.00
                                    --------   --------   --------   --------    --------
INVESTMENT OPERATIONS:
  Net investment income                 0.17*      0.17*      0.13*      0.11        0.08
  Net realized and unrealized gain
     (loss) on investments              0.30       0.82       1.95      (2.26)      (0.38)
                                    --------   --------   --------   --------    --------
     Total from investment
       operations                       0.47       0.99       2.08      (2.15)      (0.30)
                                    --------   --------   --------   --------    --------
LESS DISTRIBUTIONS FROM:
  Net investment income                (0.16)     (0.23)     (0.10)     (0.11)      (0.08)
                                    --------   --------   --------   --------    --------
  Net increase (decrease) in net
     assets                             0.31       0.76       1.98      (2.26)      (0.38)
                                    --------   --------   --------   --------    --------
NET ASSET VALUE, END OF PERIOD      $  10.41   $  10.10   $   9.34   $   7.36    $   9.62
                                    ========   ========   ========   ========    ========
TOTAL RETURN(C)                         4.66%     10.63%     28.37%    (22.31)%     (2.97)%
                                    ========   ========   ========   ========    ========
RATIOS AND SUPPLEMENTAL DATA:
  Net Assets, End of Period (000s)  $195,725   $200,524   $182,037   $136,615    $171,774
  Ratios to average net assets:
     Operating expenses                0.245%     0.245%     0.245%     0.245%      0.245%(d)
     Net investment income              1.64%      1.78%      1.54%      1.37%       1.18%(d)
  Portfolio turnover rate                  8%         9%        12%        13%         14%

---------------
(a) Administrative Shares commenced operations on April 18, 2001.
(b) The per share amounts and percentages include the Fund's proportionate share of income and expenses of the State Street Equity 500 Index Portfolio.
(c) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d) Annualized.
*   Net investment income per share calculated using the average shares method.

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX FUND

FINANCIAL HIGHLIGHTS
FOR A SERVICE SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD

                                                      Year Ended    Year Ended    Period Ended
                                                       12/31/05      12/31/04     12/31/03(a)
                                                      -----------   -----------   ------------
PER SHARE OPERATING PERFORMANCE(B):
NET ASSET VALUE, BEGINNING OF PERIOD                    $ 10.10       $  9.33       $  6.94
                                                        -------       -------       -------

INVESTMENT OPERATIONS:
  Net investment income                                    0.16*         0.16*         0.10*
  Net realized and unrealized gain on investments          0.30          0.83          2.38
                                                        -------       -------       -------
     Total from investment operations                      0.46          0.99          2.48
                                                        -------       -------       -------
LESS DISTRIBUTIONS FROM:
  Net investment income                                   (0.16)        (0.22)        (0.09)
                                                        -------       -------       -------
  Net increase in net assets                               0.30          0.77          2.39
                                                        -------       -------       -------
NET ASSET VALUE, END OF PERIOD                          $ 10.40       $ 10.10       $  9.33
                                                        =======       =======       =======
TOTAL RETURN(C)                                            4.56%        10.51%        35.71%
                                                        =======       =======       =======
RATIOS AND SUPPLEMENTAL DATA:
  Net Assets, End of Period (000s)                      $39,086       $12,964       $84,244
  Ratios to average net assets:
     Operating expenses                                   0.345%        0.345%        0.345%(d)
     Net investment income                                 1.56%         1.67%         1.45%(d)
  Portfolio turnover rate                                     8%            9%           12%

---------------
(a) Service Shares commenced operations on March 10, 2003.
(b) The per share amounts and percentages include the Fund's proportionate share of income and expenses of the State Street Equity 500 Index Portfolio.
(c) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d) Annualized.
*   Net investment income per share calculated using the average shares method.

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX FUND

FINANCIAL HIGHLIGHTS
FOR A CLASS R SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD

                                                               Period Ended
                                                               12/31/2005(a)
                                                               -------------
PER SHARE OPERATING PERFORMANCE(B):
NET ASSET VALUE, BEGINNING OF PERIOD                              $ 9.98
                                                                  ------
INVESTMENT OPERATIONS:
  Net investment income                                             0.08*
  Net realized and unrealized gain on investments                   0.41
                                                                  ------
     Total from investment operations                               0.49
                                                                  ------
LESS DISTRIBUTIONS FROM:
  Net investment income                                            (0.07)
                                                                  ------
  Net increase in net assets                                        0.42
                                                                  ------
NET ASSET VALUE, END OF PERIOD                                    $10.40
                                                                  ======
TOTAL RETURN(C)                                                     4.92%
                                                                  ======
RATIOS AND SUPPLEMENTAL DATA:
  Net Assets, End of Period (000s)                                $  105
  Ratios to average net assets:
     Operating expenses                                            0.650%(d)
     Net investment income                                          1.37%(d)
  Portfolio turnover rate                                              8%(d)

---------------
(a) Class R Shares commenced operations on June 7, 2005.
(b) The per share amounts and percentages include the Fund's proportionate share of income and expenses of the State Street Equity 500 Index Portfolio.
(c) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d) Annualized.
*   Net investment income per share calculated using the average shares method.

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX FUND

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005

1. ORGANIZATION

State Street Institutional Investment Trust (the "Trust") is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a business trust under the laws of the Commonwealth of Massachusetts on February 16, 2000. The Trust consists of the following diversified series: the State Street Equity 500 Index Fund, the State Street Equity 400 Index Fund, the State Street Equity 2000 Index Fund, the State Street Aggregate Bond Index Fund, the State Street Institutional Liquid Reserves Fund and the State Street U.S. Government Money Market Fund, each of which is a separate diversified series of the Trust. Information presented in these financial statements pertains only to the State Street Equity 500 Index Fund (the "Fund"). Pursuant to the Trust's Declaration of Trust, the Trustees are authorized to issue an unlimited number of shares, with no par value, of the Fund.

The Fund commenced operations on April 18, 2001. As of December 31, 2005, the Fund and the State Street Institutional Liquid Reserves Fund were the only series of the Trust that had commenced operations. The Fund offers Administrative Shares (formerly Class A Shares), Service Shares (formerly Class B Shares) and Class R Shares, respectively. Administrative Shares commenced operations on April 18, 2001, Service Shares commenced operations on March 10, 2003, and Class R Shares commenced operations on June 7, 2005.

The Fund invests all of its investable assets in interests in the State Street Equity 500 Index Portfolio (the "Portfolio"). The investment objective and policies of the Portfolio are the same as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (9.579% at December 31, 2005). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Fund in preparation of its financial statements.

SECURITY VALUATION: The Fund records its investment in the Portfolio at value. The valuation policies of the Portfolio are discussed in Note 2 of the Portfolio's Notes to Financial Statements, which are included elsewhere within this report.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND EXPENSES: Securities transactions are recorded on a trade date basis. Net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all expenses of the Fund. Realized and unrealized gains and losses from security transactions consist of the Fund's pro-rata share of the Portfolio's realized and unrealized gains and

STATE STREET EQUITY 500 INDEX FUND

DECEMBER 31, 2005

losses. Realized gains and losses from security transactions are recorded on the basis of identified cost. Class specific distribution fees are borne by each class. Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to the respective classes daily on the basis of relative net assets.

DIVIDENDS AND DISTRIBUTIONS: Dividends, if any, are declared and paid, at least annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

The tax character of distributions paid to shareholders during the years ended December 31, 2005 and 2004 were as follows:

                                                     2005         2004
                                                  ----------   ----------
Ordinary income                                   $3,597,957   $4,668,088

At December 31, 2005 the components of distributable earnings on a tax basis were as follows:

Capital loss carryover                                      $(26,594,208)
Unrealized appreciation                                       36,534,297
                                                            ------------
Total                                                       $  9,490,089

As of December 31, 2005, the differences between book basis and tax basis components of net assets, were primarily attributable to wash sale loss deferrals, tax basis allocation of securities gain/loss, mark to market of futures contracts for tax purposes and redemptions-in-kind.

FEDERAL INCOME TAXES: The Fund intends to continue to qualify for and elect treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so electing and qualifying, the Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of its net taxable income and capital gains, if any, the Fund will not be subject to federal excise tax.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These book tax differences are primarily due to wash sales loss deferrals, tax basis allocation of securities gain/loss, mark to market of futures contracts for tax purposes and redemptions-in-kind.

At December 31, 2005, the Fund had capital loss carry forwards in the amount of $26,594,208, of which $18,165,550, $7,776,419, $78,263, $357,924 and $216,052
may be utilized to offset future net realized capital gains until expiration dates of December 31, 2009, December 31, 2010, December 31, 2011, December 31, 2012 and December 31, 2013, respectively. Post-October losses of $195,861 were deferred to the current year.

STATE STREET EQUITY 500 INDEX FUND

DECEMBER 31, 2005

At December 31, 2005, the cost of investments computed on a federal income tax basis was $198,458,530, resulting in $36,534,297 of unrealized appreciation. The differences between book and tax cost amounts are primarily due to wash sale loss deferrals.

USE OF ESTIMATES: The Fund's financial statements are prepared in accordance with generally accepted accounting principles in the United States that require the use of management estimates. Actual results could differ from those estimates.

3. RELATED PARTY FEES AND TRANSACTIONS

The Portfolio pays a unitary fee of 0.045% of its average daily net assets to State Street Bank & Trust Company ("State Street") for SSgA Funds Management, Inc.'s ("SSgA FM" or the "Adviser"), a subsidiary of State Street Corporation and an affiliate of State Street, services as the investment adviser and for State Street's services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal and audit expenses). For the year ended December 31, 2005, the Fund's pro-rata share of these expenses amounted to $99,385. The Fund has also retained SSgA FM to serve as its investment adviser, but pays no advisory fee to SSgA FM as long as the Fund invests all of its assets in the Portfolio or another investment company. State Street is also the administrator for the Fund, the custodian for the Fund's assets, and serves as the transfer agent to the Fund. As compensation for its services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Fund, including ordinary legal and audit expenses), State Street receives a fee at an annual rate of 0.05% of average daily net assets of the Fund. Under this arrangement, the Fund's expenses for the year ended December 31, 2005, amounted to $110,265.

The Trust has adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act (the "Rule 12b-1 Plan"). Under the Rule 12b-1 Plan, the Fund may compensate financial intermediaries in connection with the distribution of Administrative, Service and Class R Shares and for services provided to the Fund's shareholders. The Fund made payments under the Rule 12b-1 Plan at an annual rate of 0.25% of average daily net assets for Service Shares of the Fund, an annual rate of 0.15% of average daily net assets for Administrative Shares of the Fund and an annual rate of 0.60% of average daily net assets for Class R Shares of the Fund. For the year ended December 31, 2005, the Fund accrued $360,056, which is payable to financial intermediaries pursuant to the Rule 12b-1 plan.

4. INDEMNIFICATIONS

Like many other companies, the Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or

STATE STREET EQUITY 500 INDEX FUND

DECEMBER 31, 2005

liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

5. TAX INFORMATION -- (UNAUDITED)

For federal income tax purposes, the following information is furnished with respect to the Fund's distributions for its fiscal year ended December 31, 2005:

State Street Equity 500 Index Fund had 100% of 2005 dividends qualify for the corporate dividends received deduction. 100% of these distributions have also met the requirements needed to be considered qualified dividends under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

STATE STREET EQUITY 500 INDEX FUND

   REPORT OF ERNST & YOUNG LLP, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of State Street Institutional Investment Trust and Shareholders of State
Street Equity 500 Index Fund:

We have audited the accompanying statement of assets and liabilities of the State Street Equity 500 Index Fund (one of the funds constituting State Street Institutional Investment Trust)(the Fund) as of December 31, 2005, and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the State Street Equity 500 Index Fund of the State Street Institutional Investment Trust at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP
Boston, Massachusetts
February 16, 2006

STATE STREET EQUITY 500 INDEX FUND

GENERAL INFORMATION (UNAUDITED)
DECEMBER 31, 2005

PROXY VOTING POLICIES AND PROCEDURES AND RECORD

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Fund. A description of the policies and procedures is available without charge, upon request, by (i) calling (877) 521-4083 or (ii) on the website of the Securities Exchange Commission (the "SEC") at www.sec.gov. Information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by August 31
(i) without charge, upon request, by calling (877) 521-4083 or (ii) on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

ADVISORY AGREEMENT RENEWAL

The Board of Trustees of the Trust met on November 16, 2005 (the "Meeting") to consider the renewal of the investment advisory agreement for the Fund (the "Advisory Agreement"). In preparation for considering the Advisory Agreement, the Trustees had thoroughly reviewed the renewal materials provided by the Adviser, which they had requested through independent counsel. In deciding whether to renew the Advisory Agreement, the Trustees considered various factors, including (i) the nature, extent and quality of the services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of the Fund, (iii) the costs to the Adviser of its services and the profits realized by the Adviser and its affiliates from the relationship with the Fund and Trust, (iv) the extent to which economies of scale would be realized if and as the Fund grows and whether the fee levels in the Advisory Agreement reflect these economies of scale, and (v) any additional benefits to the Adviser from its relationship with the Fund and Trust.

In considering the nature, extent and quality of the services provided by the Adviser, the Trustees relied on their prior direct experience as Trustees of the Trust as well as on the materials provided at the Meeting. The Board reviewed the Adviser's responsibilities under the Advisory Agreement and noted the experience and expertise that would be appropriate to expect of an adviser to the Fund, which is a feeder index fund in a master-feeder structure. The Trustees reviewed the background and experience of the Adviser's senior management, including those individuals responsible for the investment and compliance operations relating to the investments of the Fund, and the responsibilities of the latter with respect to the Fund. They also considered the resources, operational structures and practices of the

Adviser in managing the Fund's investments, in monitoring and securing the Fund's compliance with its investment objective and policies with respect to its investments and with applicable laws and regulations, and in seeking best execution of portfolio transactions. The Trustees also considered information about the Adviser's overall investment management business, noting that the Adviser manages assets for a variety of institutional investors and that the Adviser and its affiliates had over $1.4 trillion in assets under management. They reviewed information regarding State Street's business continuity and disaster recovery program. Drawing upon the materials provided and their general knowledge of the business of the Adviser, the Trustees determined that the experience, resources and strength of the Adviser in the management of index products is exceptional. As discussed more fully below, they also determined that the advisory fee for the Fund was fair and reasonable and that performance and expense ratios were satisfactory. On the basis of this review, the Trustees determined that the nature and extent of the services provided by the Adviser indirectly to the Fund were appropriate, had been of uniformly high quality, and could be expected to remain so.

The Trustees noted that, in view of the investment objective of the Fund, the investment performance was satisfactory. The Trustees noted that the performance of the Fund in absolute terms was not of the importance that normally attaches to that of actively-managed funds. Of more importance to the Trustees was the extent to which the Fund achieved its objective of replicating, before expenses, the total return of the S&P 500 Index. Drawing upon information provided at the Meeting and upon reports provided to the Trustees by the Adviser throughout the preceding year, they determined that the Fund had in fact tracked the index within an acceptable range of tracking error. Accordingly, they concluded that the performance of the Fund was satisfactory.

The Trustees considered the profitability to the Adviser and its affiliate, State Street, of the advisory relationships with the Trust. The Trustees had been provided with data regarding the profitability to the Adviser and its affiliated service providers with respect to the Fund individually, and on an aggregate basis, for the year ended September 30, 2005. They first discussed with representatives of the Adviser the methodologies used in computing the costs that formed the bases of the profitability calculations. Concluding that these methodologies were reasonable, they turned to the data provided. After discussion and analysis they concluded that, to the extent that the Adviser's and State Street's relationships with the Trust had been profitable to either or both of those entities, the profitability was in no case such as to render the advisory fee excessive.

In order better to evaluate the Fund's advisory fee, the Trustees had requested comparative information from Lipper Inc. with respect to fees paid by, and expense ratios of, similar funds. The Trustees found that that the Fund's advisory fee and total expense ratio were in all cases lower than the average for the respective peer group. The Trustees concluded that the data available provided confirmation of the reasonableness of the Adviser's fee. The Trustees noted that the Adviser does not receive any advisory fee from the Fund so long as the Fund invests substantially all of its assets in a master portfolio or in another investment company. The Board determined that the Adviser's fee was fair and reasonable.

In considering whether the Adviser benefits in other ways from its relationship with the Trust, the Trustees also considered whether the Adviser's affiliates may benefit from the Trust's relationship with State Street as fund administrator, custodian and transfer agent and the Portfolio's use of State Street Global Markets to perform certain brokerage services. They noted that the Adviser utilizes no soft-dollar arrangements in connection with the Portfolio's brokerage transactions. The Trustees concluded that, to the extent that the Adviser or its affiliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render the Adviser's fees excessive.

The Board also considered the extent to which economies of scale may be realized by the Fund as assets grow and whether the Fund's fee levels reflect such economies of scale, if any, for the benefit of investors. In considering the matter, the Board determined that, in view of the comparatively small asset size of the Fund, the economies of scale actually realized, if any, were minor and that, in any event, such economies of scale, if any, were shared with the Fund by virtue of advisory fees of comparatively low levels that subsumed economies of scale in the fees themselves.

STATE STREET EQUITY 500 INDEX FUND

TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED)
The table below includes information about the Trustees and Executive Officers of the State Street Institutional Investment Trust, including their:

    - business addresses and ages;
    - principal occupations during the past five years; and
    - other directorships of publicly traded companies or funds.

As of December 31, 2005, none of the Trustees were considered to be an "interested person" of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the "Independent Trustees").

 ----------------------------------------------------------------------------------------------------------------------
                                                                                                            NUMBER OF
                                                                                                          FUNDS IN FUND
                             POSITION(S)   TERM OF OFFICE                                                    COMPLEX
       NAME, ADDRESS,         HELD WITH    AND LENGTH OF                                                   OVERSEEN BY
  AND DATE OF BIRTH("DOB")      TRUST       TIME SERVED     PRINCIPAL OCCUPATION DURING PAST FIVE YEARS     TRUSTEE*
 ----------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES:
 ----------------------------------------------------------------------------------------------------------------------
 Michael F. Holland          Trustee and  Term: Indefinite  Chairman, Holland & Company L.L.C.                 12
 Holland & Company, LLC      Chairman of                    (investment adviser) (1995 -- present).
 375 Park Avenue             the Board    Elected: 2/00
 New York, NY 10152
 DOB: July 7, 1944
 ----------------------------------------------------------------------------------------------------------------------



 William L. Boyan            Trustee      Term: Indefinite  Trustee of Old Mutual South Africa Master          12
 State Street Institutional                                 Trust (investments) (1995 -- present);
 Investment Trust                         Elected: 2/00     Chairman emeritus, Children's Hospital
 P.O. Box 5049                                              (1984 -- present); Director, Boston Plan For
 Boston, MA 02206                                           Excellence (non-profit) (1994 -- present);
 DOB: January 20, 1937                                      President and Chief Operations Officer, John
                                                            Hancock Mutual Life Insurance Company
                                                            (1959 -- 1999). Mr. Boyan retired in 1999.
 ----------------------------------------------------------------------------------------------------------------------



 Rina K. Spence              Trustee      Term: Indefinite  President of SpenceCare International LLC          12
 7 Acacia Street                                            (1998 -- present); Member of the Advisory
 Cambridge, MA 02138                      Elected: 2/00     Board, Ingenium Corp. (technology company)
 DOB: October 24, 1948                                      (2001 -- present); Chief Executive Officer,
                                                            IEmily.com (internet company)
                                                            (2000 -- 2001); Chief Executive Officer of
                                                            Consensus Pharmaceutical, Inc.
                                                            (1998 -- 1999); Founder, President and Chief
                                                            Executive Officer of Spence Center for
                                                            Women's Health (1994 -- 1998); Trustee,
                                                            Eastern Enterprise (utilities)
                                                            (1988 -- 2000).
 ----------------------------------------------------------------------------------------------------------------------



 Douglas T. Williams         Trustee      Term: Indefinite  Executive Vice President of Chase Manhattan        12
 State Street Institutional                                 Bank (1987 -- 1999). Mr. Williams retired in
 Investment Trust                         Elected: 2/00     1999.
 P.O. Box 5049
 Boston, MA 02206
 DOB: December 23, 1940
 ----------------------------------------------------------------------------------------------------------------------

 -------------------------  ---------------

                                 OTHER
                             DIRECTORSHIPS
       NAME, ADDRESS,           HELD BY
  AND DATE OF BIRTH("DOB")      TRUSTEE
 -------------------------  ---------------
 INDEPENDENT TRUSTEES:
 ----------------------------------------------------------
 Michael F. Holland         Trustee, State
 Holland & Company, LLC     Street Master
 375 Park Avenue            Funds;
 New York, NY 10152         Director, the
 DOB: July 7, 1944          Holland Series
                            Fund, Inc.; and
                            Director, the
                            China Fund,
                            Inc.
 --------------------------------------------------------------------------



 William L. Boyan           Trustee, State
 State Street Institutiona  Street Master
 Investment Trust           Funds; and
 P.O. Box 5049              Trustee, Old
 Boston, MA 02206           Mutual South
 DOB: January 20, 1937      Africa Master
                            Trust
 ------------------------------------------------------------------------------------------



 Rina K. Spence             Trustee, State
 7 Acacia Street            Street Master
 Cambridge, MA 02138        Funds;
 DOB: October 24, 1948      Director,
                            Berkshire Life
                            Insurance
                            Company of
                            America; and
                            Director,
                            IEmily.com
 ----------------------------------------------------------------------------------------------------------



 Douglas T. Williams        Trustee, State
 State Street Institutiona  Street Master
 Investment Trust           Funds
 P.O. Box 5049
 Boston, MA 02206
 DOB: December 23, 1940
 ----------------------------------------------------------------------------------------------------------------------

* The "Fund Complex" consists of six series of the Trust and six series of State Street Master Funds.

STATE STREET EQUITY 500 INDEX FUND

 -----------------------------------------------------------------------------------------------------------------------
                                                                                                             NUMBER OF
                                                                                                           FUNDS IN FUND
                              POSITION(S)   TERM OF OFFICE                                                    COMPLEX
       NAME, ADDRESS,          HELD WITH    AND LENGTH OF                                                   OVERSEEN BY
  AND DATE OF BIRTH ("DOB")      TRUST       TIME SERVED     PRINCIPAL OCCUPATION DURING PAST FIVE YEARS*     TRUSTEE
 -----------------------------------------------------------------------------------------------------------------------
 EXECUTIVE OFFICERS:
 -----------------------------------------------------------------------------------------------------------------------
 James E. Ross                President    Term: Indefinite  President, SSgA Funds Management, inc.             --
 SSgA Funds                                                  (2005 -- present); Principal, SSgA Funds
 Management, Inc.                          Elected: 4/05     Management, Inc. (2001 -- present);
 State Street                                                Principal, State Street Global Advisers
 Financial Center                                            (March 2000 -- present); Vice President,
 One Lincoln Street                                          State Street Bank and Trust Company (1998 --
 Boston, MA 02111                                            March 2000).
 DOB: June 24, 1965
 -----------------------------------------------------------------------------------------------------------------------



 Gary L. French               Treasurer    Term: Indefinite  Senior Vice President of State Street Bank         --
 State Street Bank                                           and Trust Company (2002 -- present);
 and Trust Company                         Elected: 5/05     Managing Director, Deutsch Bank (including
 2 Avenue de Lafayette                                       its predecessor, Scudder Investments), Fund
 Boston, MA 02111                                            Operations Unit (2001 -- 2002); President,
 DOB: July 4, 1951                                           UAM Fund Services (1995 to 2001).
 -----------------------------------------------------------------------------------------------------------------------



 Julie A. Tedesco             Secretary    Term: Indefinite  Vice President and Senior Counsel of State         --
 State Street Bank                                           Street Bank and Trust Company
 and Trust Company                         Elected: 5/00     (2000 -- present); Counsel of First Data
 225 Franklin Street                                         Investor Services Group, Inc.,
 Boston, MA 02110                                            (1994 -- 2000).
 DOB: September 30, 1957
 -----------------------------------------------------------------------------------------------------------------------



 Peter A. Ambrosini           Chief        Term: Indefinite  Senior Principal and Chief Compliance and          --
 SSgA Funds                   Compliance                     Risk Management Officer, SSgA Funds
 Management, Inc.             Officer      Elected: 5/04     Management, Inc. and State Street Global
 State Street                                                Advisors (2001 -- present); Managing
 Financial Center                                            Director, PricewaterhouseCoopers LLP
 One Lincoln Street                                          (1986 -- 2001).
 Boston, MA 02111
 DOB: December 17, 1943
 -----------------------------------------------------------------------------------------------------------------------

 --------------------------  ---------------

                                  OTHER
                              DIRECTORSHIPS
       NAME, ADDRESS,            HELD BY
  AND DATE OF BIRTH ("DOB")      TRUSTEE
 --------------------------  ---------------
 EXECUTIVE OFFICERS:
 -----------------------------------------------------------------------------------------------------------------------
 James E. Ross               --
 SSgA Funds
 Management, Inc.
 State Street
 Financial Center
 One Lincoln Street
 Boston, MA 02111
 DOB: June 24, 1965
 -----------------------------------------------------------------------------------------------------------------------



 Gary L. French              --
 State Street Bank
 and Trust Company
 2 Avenue de Lafayette
 Boston, MA 02111
 DOB: July 4, 1951
 -----------------------------------------------------------------------------------------------------------------------



 Julie A. Tedesco            --
 State Street Bank
 and Trust Company
 225 Franklin Street
 Boston, MA 02110
 DOB: September 30, 1957
 -----------------------------------------------------------------------------------------------------------------------



 Peter A. Ambrosini          --
 SSgA Funds
 Management, Inc.
 State Street
 Financial Center
 One Lincoln Street
 Boston, MA 02111
 DOB: December 17, 1943
 -----------------------------------------------------------------------------------------------------------------------

* Each officer may have served in various other capacities for the same organization during the length of time served.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling (toll free) 877-521-4083.

TRUSTEES

Michael F. Holland

William L. Boyan

Rina K. Spence

Douglas T. Williams

INVESTMENT ADVISER

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

LEGAL COUNSEL

Ropes & Gray LLP

One International Place

Boston, MA 02109

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

STATE STREET EQUITY 500 INDEX FUND

State Street Bank and Trust Company

P.O. Box 5049

Boston, MA 02206

                    STATE STREET EQUITY 500 INDEX PORTFOLIO
                                 ANNUAL REPORT
                               DECEMBER 31, 2005

STATE STREET EQUITY 500 INDEX PORTFOLIO

MANAGEMENT DISCUSSION OF FUND PERFORMANCE AND ANALYSIS

THE PORTFOLIO

The State Street Equity 500 Index Portfolio's (the "Portfolio") investment objective is to replicate as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500(R) Index"). The Portfolio uses a passive management strategy designed to track the performance of the S&P 500(R) Index. The S&P 500(R) Index is a well-known unmanaged stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States.

For the year ended December 31, 2005, the Portfolio gained 4.9%. For the same period, the S&P 500(R) Index gained 4.9%.

THE MARKET

US equity markets have been resilient and not succumbed to the many unsettling events around the world. In the financial world, where uncertainty tends to frighten many investors from investing in the equity markets, there were news events perceived as positive by investors in each of the last two quarters that appeared to more than stave off some of these fears. This is evident in the positive returns posted from the popular broad equity indices.

Although US investors entered the month with high hopes for a solid finish to 2005, December proved a mild disappointment. The S&P 500(R) did notch its best close of the year on December 14, revisiting levels it had not seen since the spring of 2001. However, the remainder of December proved disappointing and left the benchmark flat for the month. Earlier in the fourth quarter, continued resilience of both corporate profits and economic activity helped US equities recover smartly from their post-hurricane malaise, but after the Federal Open Market Committee concluded its eighth and final meeting of 2005 with a 13th consecutive quarter-point rate hike, hints of yield-curve inversion depressed sentiment as 2005 drew to a close. Still, the S&P gained 2.1% in the last three months of the year, bringing its full-year return to a respectable if uninspiring 4.9%. The Russell 1000(R) slowed its pace of outperformance, edging 0.1% higher in December, adding 2.1% in the fourth quarter, and finishing the whole of 2005 with a 6.2% total return.

The more aggressive plays found among small-capitalization and growth issues prospered nicely during November, but they still finished the year in downbeat fashion. The S&P SmallCap 600 Index of smaller companies slipped 0.9% in December, reducing its fourth quarter return to a modest 0.39%. For the whole of 2005, the Index gained 7.68%. The hero of the year was the S&P MidCap 400 Index of middle-capitalization stocks. The S&P MidCap 400 completed its sixth consecutive annual besting of the S&P 500, returning 0.7% in December, 3.3% in the fourth quarter, and 12.6% for all of 2005.

STATE STREET EQUITY 500 INDEX PORTFOLIO

The competition was closer between growth and value styles. Growth companies with exciting profits and products performed well, but those relying on legacy achievements often languished. On the value side, investors rewarded companies that enjoyed strong earnings gains despite their perennial cheapness, while shunning those whose prospects continued to dim. Across capitalizations, large caps were the only group where value still prevailed for the year, while mid and small caps saw growth dominate. Major sector themes dwarfed minor shifts in style emphasis.

STATE STREET EQUITY 500 INDEX PORTFOLIO

PORTFOLIO STATISTICS (UNAUDITED)

PORTFOLIO COMPOSITION*                                         DECEMBER 31, 2005
--------------------------------------------------------------------------------
Common Stocks                                                         97.8%
--------------------------------------------------------------------------------
Money Market Funds                                                     1.8
--------------------------------------------------------------------------------
U.S. Government Securities                                             0.2
--------------------------------------------------------------------------------
Liabilities less cash and other assets                                 0.2
--------------------------------------------------------------------------------
Total                                                                100.0%
--------------------------------------------------------------------------------

    TOP FIVE SECTORS (EXCLUDING SHORT-TERM INVESTMENTS)*       DECEMBER 31, 2005
--------------------------------------------------------------------------------
Financials                                                           20.8%
--------------------------------------------------------------------------------
Information Technology                                               14.8
--------------------------------------------------------------------------------
Health Care                                                          12.9
--------------------------------------------------------------------------------
Industrials                                                          11.1
--------------------------------------------------------------------------------
Consumer Discretionary                                               10.6
--------------------------------------------------------------------------------
Total                                                                70.2%
--------------------------------------------------------------------------------

* As a percentage of net assets as of the date indicated. The Portfolio's composition will vary over time.

STATE STREET EQUITY 500 INDEX PORTFOLIO
GROWTH OF A $10,000 INVESTMENT (A)
[LINE GRAPH]

                                                              State Street Equity 500 Index Portfolio *
3/1/00                                                                                            10000
6/30/00                                                                                           10586
12/31/00                                                                                           9671
6/30/01                                                                                            9011
12/31/01                                                                                           8510
6/30/02                                                                                            7389
12/31/02                                                                                           6624
6/30/03                                                                                            7402
12/31/03                                                                                           8519
6/30/04                                                                                            8813
12/31/04                                                                                           9444
6/30/05                                                                                            9365
12/31/05                                                                                           9904

                                                                     S&P 500 Index ** (b)
3/1/00                                                                             10000
6/30/00                                                                            10585
12/31/00                                                                            9662
6/30/01                                                                             9015
12/31/01                                                                            8514
6/30/02                                                                             7394
12/31/02                                                                            6633
6/30/03                                                                             7413
12/31/03                                                                            8535
6/30/04                                                                             8829
12/31/04                                                                            9464
6/30/05                                                                             9387
12/31/05                                                                            9930

--------------------------------------------------------------------------------
                           INVESTMENT PERFORMANCE (A)
                      For the Year Ended December 31, 2005
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
                                                                                    Total Return
                                                       Total Return           Average Annualized Since
                                                      One Year Ended         Commencement of Operations
                                                     December 31, 2005            (March 1, 2000)
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
 State Street Equity 500
   Index Portfolio                                         4.87%                      -0.17%
 S&P 500 Index(b)                                          4.91%                      -0.12%
-----------------------------------------------------------------------------------------------------------

(a) Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that a partner's share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes.
(b) The Standard & Poor's 500 Composite Stock Price Index ("S&P 500(R) Index") is an unmanaged capitalization-weighted index of 500 widely held stocks recognized by investors to be representative of the stock market in general.

STATE STREET EQUITY 500 INDEX PORTFOLIO

EXPENSE EXAMPLE

As a shareholder of the State Street Equity 500 Index Portfolio (the "Portfolio"), you incur ongoing costs, which include costs for portfolio management and administrative services, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2005 to December 31, 2005.

The table below illustrates your Portfolio's costs in two ways:

     - BASED ON ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the actual return of the Portfolio, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading "Expenses Paid During Period".

     - BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case-because the return used is not the Portfolio's actual return- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31, 2005

-------------------------------------------------------------------------------------------------
                                                BEGINNING          ENDING
                                              ACCOUNT VALUE     ACCOUNT VALUE      EXPENSES PAID
                                              JULY 1, 2005    DECEMBER 31, 2005   DURING PERIOD*
-------------------------------------------------------------------------------------------------
 BASED ON ACTUAL PORTFOLIO RETURN               $1,000.00         $1,057.02            $0.23
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
 BASED ON HYPOTHETICAL
 (5% RETURN BEFORE EXPENSES)                    $1,000.00         $1,024.98            $0.23
-------------------------------------------------------------------------------------------------

* The calculations are based on expenses incurred in the most recent fiscal period of the Portfolio. The annualized average weighted expense ratio as of December 31, 2005 was 0.045% . The dollar amounts shown as "Expenses Paid" are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2005

                                                 MARKET
                                                 VALUE
                                   SHARES        (000)
                                 ----------   ------------
COMMON STOCKS -- 97.8%
CONSUMER DISCRETIONARY -- 10.6%
Amazon.Com, Inc.(a)                 65,300     $    3,079
Apollo Group, Inc.(a)               31,175          1,885
AutoNation, Inc.(a)                 38,400            834
AutoZone, Inc.(a)                   11,887          1,091
Bed Bath & Beyond, Inc.(a)          62,814          2,271
Best Buy Co., Inc.                  85,381          3,712
Big Lots, Inc.(a)                   24,438            294
Black & Decker Corp.                17,033          1,481
Brunswick Corp.                     20,829            847
Carnival Corp.                      91,719          4,904
CCE Spinco, Inc.(a)                 14,308            187
Centex Corp.                        26,676          1,907
Circuit City Stores, Inc.           35,039            792
Clear Channel Communications,
  Inc.                             114,465          3,600
Coach, Inc.(a)                      80,700          2,691
Comcast Corp.(a)                   463,067         12,021
Cooper Tire & Rubber Co.            12,537            192
D.R. Horton, Inc.                   58,200          2,080
Dana Corp.                          32,949            237
Darden Restaurants, Inc.            28,810          1,120
Dillard's, Inc. Class A             13,653            339
Dollar General Corp.                68,615          1,309
Dow Jones & Co., Inc.               12,526            445
Eastman Kodak Co.                   60,837          1,424
eBay, Inc.(a)                      243,720         10,541
EW Scripps Co.                      18,000            864
Family Dollar Stores, Inc.          30,868            765
Federated Department Stores,
  Inc.                              56,690          3,760
Ford Motor Co.                     396,355          3,060
Fortune Brands, Inc.                30,966          2,416
Gannett Co., Inc.                   51,438          3,116
Gap, Inc.                          123,930          2,186
General Motors Corp.               120,273          2,336
Genuine Parts Co.                   36,593          1,607
Goodyear Tire & Rubber Co.(a)       37,942            659
H&R Block, Inc.                     69,420          1,704
Harley-Davidson, Inc.               58,538          3,014
Harrah's Entertainment, Inc.        39,233          2,797
Hasbro, Inc.                        36,787            742
Hilton Hotels Corp.                 70,043          1,689

                                                 MARKET
                                                 VALUE
                                   SHARES        (000)
                                 ----------   ------------
Home Depot, Inc.                   453,057     $   18,340
International Game Technology       72,352          2,227
Interpublic Group of Cos.,
  Inc.(a)                           88,477            854
JC Penney & Co., Inc.               49,488          2,752
Johnson Controls, Inc.              40,896          2,982
Jones Apparel Group, Inc.           25,079            770
KB HOME                             16,562          1,203
Knight-Ridder, Inc.                 14,691            930
Kohl's Corp.(a)                     73,710          3,582
Leggett & Platt, Inc.               39,654            910
Lennar Corp. Class A                28,700          1,751
Limited Brands                      74,469          1,664
Liz Claiborne, Inc.                 22,941            822
Lowe's Cos., Inc.                  165,423         11,027
Marriot International, Inc.
  Class A                           35,139          2,353
Mattel, Inc.                        86,345          1,366
Maytag Corp.                        17,529            330
McDonald's Corp.                   268,453          9,052
McGraw-Hill, Inc.                   79,526          4,106
Meredith Corp.                       8,947            468
New York Times Co. Class A          30,745            813
Newell Rubbermaid, Inc.             57,721          1,373
News Corp. Class A                 520,500          8,094
NIKE, Inc. Class B                  40,813          3,542
Nordstrom, Inc.                     47,176          1,764
Office Depot, Inc.(a)               66,770          2,097
OfficeMax, Inc.                     14,319            363
Omnicom Group, Inc.                 38,717          3,296
Pulte Homes, Inc.                   45,772          1,802
Radioshack Corp.                    28,653            603
Reebok International, Ltd.          11,271            656
Sears Holdings Corp.(a)             21,252          2,455
Sherwin-Williams Co.                24,270          1,102
Snap-On, Inc.                       12,548            471
Stanley Works                       15,532            746
Staples, Inc.                      156,225          3,548
Starbucks Corp.(a)                 162,252          4,869
Starwood Hotels & Resorts
  Worldwide, Inc. Class B           46,212          2,951
Target Corp.                       187,657         10,316
Tiffany & Co.                       30,068          1,151
Time Warner, Inc.                  994,347         17,341
TJX Cos., Inc.                      99,413          2,309

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                 MARKET
                                                 VALUE
                                   SHARES        (000)
                                 ----------   ------------
CONSUMER DISCRETIONARY -- (CONTINUED)
Tribune Co.                         56,555     $    1,711
Univision Communications, Inc.
  Class A(a)                        49,218          1,447
V.F. Corp.                          19,088          1,056
Viacom, Inc. Class B               329,597         10,745
Walt Disney Co.                    410,273          9,834
Wendy's International, Inc.         24,567          1,358
Whirlpool Corp.                     14,166          1,187
Yum! Brands, Inc.                   61,022          2,861
                                              ------------
                                                  259,348
                                              ------------
CONSUMER STAPLES -- 9.4%
Alberto Culver Co. Class B          16,058            735
Albertson's, Inc.                   78,113          1,668
Altria Group, Inc.                 444,064         33,180
Anheuser-Busch Cos., Inc.          165,067          7,091
Archer-Daniels-Midland Co.         139,167          3,432
Avon Products, Inc.                 97,748          2,791
Brown-Forman Corp. Class B          17,682          1,226
Campbell Soup Co.                   39,583          1,178
Clorox Co.                          32,410          1,844
Coca-Cola Co.                      441,235         17,786
Coca-Cola Enterprises, Inc.         64,300          1,233
Colgate-Palmolive Co.              110,535          6,063
ConAgra Foods, Inc.                109,746          2,226
Constellation Brands, Inc.
  Class A(a)                        40,600          1,065
Costco Wholesale Corp.             100,651          4,979
CVS Corp.                          171,584          4,533
General Mills, Inc.                 75,764          3,737
H.J. Heinz Co.                      72,420          2,442
Hershey Foods Corp.                 39,308          2,172
Kellogg Co.                         54,829          2,370
Kimberly-Clark Corp.                99,664          5,945
Kroger Co.(a)                      153,822          2,904
McCormick & Co., Inc.               28,600            884
Molson Coors Brewing Co., Class
  B                                 12,244            820
Pepsi Bottling Group, Inc.          29,553            845
PepsiCo, Inc.                      353,810         20,903
Procter & Gamble Co.               714,857         41,376
Reynolds American, Inc.             18,240          1,739

                                                 MARKET
                                                 VALUE
                                   SHARES        (000)
                                 ----------   ------------
Safeway, Inc.                       95,193     $    2,252
Sara Lee Corp.                     162,017          3,062
SuperValu, Inc.                     29,060            944
Sysco Corp.                        132,281          4,107
Tyson Foods, Inc., Class A          53,800            920
UST Corp.                           34,647          1,415
Wal-Mart Stores, Inc.              532,728         24,932
Walgreen Co.                       216,810          9,596
Whole Foods Market, Inc.            29,000          2,244
Wrigley Wm., Jr. Co.                38,316          2,547
                                              ------------
                                                  229,186
                                              ------------
ENERGY -- 9.1%
Amerada Hess Corp.                  17,002          2,156
Anadarko Petroleum Corp.            49,854          4,724
Apache Corp.                        69,830          4,785
Baker Hughes, Inc.                  71,880          4,369
BJ Services Co.                     68,410          2,509
Burlington Resources, Inc.          80,656          6,952
ChevronTexaco Corp.                477,488         27,107
ConocoPhillips                     295,782         17,209
Devon Energy Corp.                  94,722          5,924
El Paso Corp.                      140,994          1,714
EOG Resources, Inc.                 51,068          3,747
ExxonMobil Corp.                 1,327,102         74,543
Halliburton Co.                    107,986          6,691
Kerr-McGee Corp.                    24,721          2,246
Kinder Morgan, Inc.                 22,338          2,054
Marathon Oil Corp.                  77,257          4,710
Murphy Oil Corp.                    34,900          1,884
Nabors Industries, Ltd.(a)          33,715          2,554
National Oilwell Varco, Inc.(a)     36,200          2,270
Noble Corp.                         29,023          2,047
Occidental Petroleum Corp.          84,923          6,784
Rowan Cos., Inc.                    23,239            828
Schlumberger, Ltd.                 124,907         12,135
Sunoco, Inc.                        28,856          2,262
Transocean, Inc.(a)                 69,395          4,836
Valero Energy Corp.                129,800          6,698
Weatherford International
  Ltd.(a)                           74,100          2,682
Williams Cos., Inc.                121,537          2,816
XTO Energy, Inc.                    76,800          3,375
                                              ------------
                                                  222,611
                                              ------------

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                 MARKET
                                                 VALUE
                                   SHARES        (000)
                                 ----------   ------------
FINANCIALS -- 20.8%
ACE, Ltd.                           67,255     $    3,594
AFLAC, Inc.                        106,616          4,949
Allstate Corp.                     139,107          7,522
Ambac Financial Group, Inc.         23,047          1,776
American Express Co.               263,673         13,569
American International Group,
  Inc.                             553,583         37,771
Ameriprise Financial, Inc.          53,294          2,185
AmSouth Bancorp                     74,619          1,956
AON Corp.                           67,623          2,431
Apartment Investment &
  Management Co. Class A            20,500            776
Archstone-Smith Trust               45,300          1,898
Bank of America Corp.              836,500         38,604
Bank of New York Co., Inc.         165,379          5,267
BB&T Corp.                         116,318          4,875
Bear Stearns Cos., Inc.             24,099          2,784
Capital One Financial Corp.         63,915          5,522
Charles Schwab Corp.               222,293          3,261
Chubb Corp.                         41,839          4,086
Cincinnati Financial Corp.          37,405          1,671
CIT Group, Inc.                     43,200          2,237
Citigroup, Inc.                  1,078,971         52,362
Comerica, Inc.                      35,532          2,017
Compass Bancshares, Inc.            26,100          1,260
Countrywide Financial Corp.        125,486          4,290
E*Trade Financial Corp.(a)          86,300          1,800
Equity Office Properties Trust      87,841          2,664
Equity Residential                  60,907          2,383
Fannie Mae                         205,329         10,022
Federal Home Loan Mortgage
  Corp.                            146,446          9,570
Federated Investors, Inc. Class
  B                                 18,100            670
Fifth Third Bancorp                118,200          4,458
First Horizon National Corp.        26,117          1,004
Franklin Resources, Inc.            31,744          2,984
Genworth Financial, Inc.            80,000          2,766
Golden West Financial Corp.         54,622          3,605
Goldman Sachs Group, Inc.           96,100         12,273
Hartford Financial Services
  Group, Inc.                       63,588          5,462
Huntington Bancshares, Inc.         49,154          1,167

                                                 MARKET
                                                 VALUE
                                   SHARES        (000)
                                 ----------   ------------
J.P. Morgan Chase & Co.            744,919     $   29,566
Janus Capital Group, Inc.           48,419            902
Jefferson-Pilot Corp.               28,460          1,620
KeyCorp                             86,909          2,862
Lehman Brothers Holdings, Inc.      57,118          7,321
Lincoln National Corp.              36,431          1,932
Loews Corp.                         29,014          2,752
M & T Bank Corp.                    17,200          1,876
Marsh & McLennan Cos., Inc.        113,736          3,612
Marshall & Ilsley Corp.             43,992          1,893
MBIA, Inc.                          28,458          1,712
MBNA Corp.                         307,902          8,360
Mellon Financial Corp.              89,423          3,063
Merrill Lynch & Co., Inc.          195,927         13,270
MetLife, Inc.                      160,707          7,875
MGIC Investment Corp.               19,362          1,274
Moody's Corp.                       52,930          3,251
Morgan Stanley                     229,843         13,041
National City Corp.                117,491          3,944
North Fork Bancorp, Inc.           101,635          2,781
Northern Trust Corp.                39,540          2,049
Plum Creek Timber Co., Inc.         38,580          1,391
PNC Financial Services Group,
  Inc.                              62,147          3,843
Principal Financial Group,
  Inc.                              59,650          2,829
Progressive Corp.                   41,947          4,899
ProLogis                            52,800          2,467
Prudential Financial, Inc.         107,700          7,883
Public Storage, Inc.                17,700          1,199
Regions Financial Corp.             97,709          3,338
SAFECO Corp.                        26,764          1,512
Simon Property Group, Inc.          39,163          3,001
SLM Corp.                           88,842          4,894
Sovereign Bancorp, Inc.             76,800          1,660
St. Paul Travelers Cos., Inc.      147,725          6,599
State Street Corp.(b)               70,325          3,899
SunTrust Banks, Inc.                77,072          5,608
Synovus Financial Corp.             64,704          1,748
T. Rowe Price Group, Inc.           27,790          2,002
Torchmark Corp.                     22,276          1,239
U.S. Bancorp                       387,861         11,593
UnumProvident Corp.                 62,935          1,432
Vornado Realty Trust                25,200          2,103

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                 MARKET
                                                 VALUE
                                   SHARES        (000)
                                 ----------   ------------
FINANCIALS -- (CONTINUED)
Wachovia Corp.                     331,286     $   17,512
Washington Mutual, Inc.            210,413          9,153
Wells Fargo Co.                    356,611         22,406
XL Capital, Ltd. Class A            36,732          2,475
Zions Bancorp                       22,119          1,671
                                              ------------
                                                  510,803
                                              ------------
HEALTH CARE -- 12.9%
Abbott Laboratories                330,267         13,022
Aetna, Inc.                         60,964          5,750
Allergan, Inc.                      27,791          3,000
AmerisourceBergen Corp.             44,232          1,831
Amgen, Inc.(a)                     262,175         20,675
Applera Corp. -- Applied
  Biosystems Group                  40,067          1,064
Bausch & Lomb, Inc.                 11,325            769
Baxter International, Inc.         132,226          4,978
Becton, Dickinson & Co.             53,429          3,210
Biogen Idec, Inc.(a)                72,473          3,285
Biomet, Inc.                        53,041          1,940
Boston Scientific Corp.(a)         126,296          3,093
Bristol-Myers Squibb Co.           415,617          9,551
C.R. Bard, Inc.                     22,094          1,456
Cardinal Health, Inc.               90,866          6,247
Caremark Rx, Inc.(a)                95,708          4,957
Chiron Corp.(a)                     23,344          1,038
CIGNA Corp.                         27,089          3,026
Coventry Health Care, Inc.(a)       34,500          1,965
Eli Lilly & Co.                    240,897         13,632
Express Scripts, Inc.(a)            31,500          2,640
Fisher Scientific
  International, Inc.(a)            25,900          1,602
Forest Laboratories, Inc.(a)        72,206          2,937
Genzyme Corp.(a)                    54,105          3,830
Gilead Sciences, Inc.(a)            96,900          5,100
Guidant Corp.                       69,664          4,511
HCA, Inc.                           89,759          4,533
Health Management Associates,
  Inc. Class A                      52,698          1,157
Hospira, Inc.(a)                    33,936          1,452
Humana, Inc.(a)                     34,425          1,870
IMS Health, Inc.                    48,381          1,206

                                                 MARKET
                                                 VALUE
                                   SHARES        (000)
                                 ----------   ------------
Johnson & Johnson                  634,446     $   38,130
King Pharmaceuticals, Inc.(a)       52,332            885
Laboratory Corp. of America
  Holdings(a)                       28,600          1,540
Manor Care, Inc.                    16,651            662
McKesson Corp.                      65,931          3,401
Medco Health Solutions, Inc.(a)     65,072          3,631
MedImmune, Inc.(a)                  51,965          1,820
Medtronic, Inc.                    257,302         14,813
Merck & Co., Inc.                  466,503         14,840
Millipore Corp.(a)                  10,728            709
Mylan Laboratories Inc.             46,100            920
Patterson Cos., Inc.(a)             27,600            922
Pfizer, Inc.                     1,572,074         36,661
Quest Diagnostics Inc.              35,500          1,828
Schering-Plough Corp.              313,724          6,541
St. Jude Medical, Inc.(a)           76,894          3,860
Stryker Corp.                       62,108          2,760
Tenet Healthcare Corp.(a)           99,009            758
Thermo Electron Corp.(a)            33,929          1,022
UnitedHealth Group, Inc.           290,768         18,068
Watson Pharmaceuticals, Inc.(a)     22,003            715
Wellpoint, Inc.(a)                 130,178         10,387
Wyeth                              284,931         13,127
Zimmer Holdings, Inc.(a)            52,620          3,549
                                              ------------
                                                  316,876
                                              ------------
INDUSTRIALS -- 11.1%
3M Co.                             162,584         12,600
Allied Waste Industries,
  Inc.(a)                           46,467            406
American Power Conversion
  Corp.                             36,667            807
American Standard Cos., Inc.        39,221          1,567
Avery Dennison Corp.                23,670          1,308
Boeing Co.                         172,145         12,091
Burlington Northern Santa Fe
  Corp.                             79,450          5,627
Caterpillar, Inc.                  145,070          8,381
Cendant Corp.                      218,422          3,768
Cintas Corp.                        29,382          1,210
Cooper Industries, Ltd.             19,521          1,425
CSX Corp.                           45,824          2,326
Cummins, Inc.                        9,973            895
Danaher Corp.                       50,826          2,835

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                 MARKET
                                                 VALUE
                                   SHARES        (000)
                                 ----------   ------------
INDUSTRIALS -- (CONTINUED)
Deere & Co.                         51,241     $    3,490
Dover Corp.                         42,713          1,729
Eaton Corp.                         30,878          2,072
Emerson Electric Co.                87,735          6,554
Equifax, Inc.                       27,769          1,056
FedEx Corp.                         64,346          6,653
Fluor Corp.                         18,106          1,399
General Dynamics Corp.              42,706          4,871
General Electric Co.             2,253,423         78,982
Goodrich Co.                        25,755          1,058
Honeywell International, Inc.      179,742          6,695
Illinois Tool Works, Inc.           44,064          3,877
Ingersoll-Rand Co. Class A          71,600          2,890
ITT Industries, Inc.                19,602          2,015
L-3 Communications Holdings,
  Inc.                              25,200          1,874
Lockheed Martin Corp.               76,271          4,853
Masco Corp.                         91,274          2,756
Monster Worldwide, Inc.(a)          25,792          1,053
Navistar International Corp.(a)     13,180            377
Norfolk Southern Corp.              85,961          3,854
Northrop Grumman Corp.              75,978          4,567
PACCAR, Inc.                        36,570          2,532
Pall Corp.                          26,774            719
Parker-Hannifin Corp.               25,223          1,664
Pitney Bowes, Inc.                  48,439          2,047
R.R. Donnelley & Sons Co.           45,660          1,562
Raytheon Co.                        96,014          3,855
Robert Half International,
  Inc.                              36,214          1,372
Rockwell Automation, Inc.           38,820          2,297
Rockwell Collins, Inc.              37,619          1,748
Ryder Systems, Inc.                 13,980            573
Southwest Airlines Co.             147,740          2,427
Textron, Inc.                       28,375          2,184
Tyco International, Ltd.           429,548         12,397
Union Pacific Corp.                 56,140          4,520
United Parcel Service, Inc.
  Class B                          235,300         17,683
United Technologies Corp.          217,514         12,161
W.W. Grainger, Inc.                 16,109          1,145
Waste Management, Inc.             117,679          3,572
                                              ------------
                                                  272,379
                                              ------------

                                                 MARKET
                                                 VALUE
                                   SHARES        (000)
                                 ----------   ------------
INFORMATION TECHNOLOGY -- 14.8%
ADC Telecommunications, Inc.(a)     25,018     $      559
Adobe Systems, Inc.                126,542          4,677
Advanced Micro Devices, Inc.(a)     82,884          2,536
Affiliated Computer Services,
  Inc.(a)                           26,500          1,568
Agilent Technologies, Inc.(a)       87,697          2,919
Altera Corp.(a)                     79,078          1,465
Analog Devices, Inc.                78,261          2,807
Andrew Corp.(a)                     34,827            374
Apple Computer, Inc.(a)            179,692         12,918
Applied Materials, Inc.            344,761          6,185
Applied Micro Circuits Corp.(a)     68,042            175
Autodesk, Inc.                      48,430          2,080
Automatic Data Processing,
  Inc.                             123,538          5,669
Avaya, Inc.(a)                      90,415            965
BMC Software, Inc.(a)               46,836            960
Broadcom Corp.(a)                   60,246          2,841
CIENA Corp.(a)                     126,088            375
Cisco Systems, Inc.(a)           1,310,059         22,428
Citrix Systems, Inc.(a)             35,753          1,029
Computer Associates
  International, Inc.               99,513          2,805
Computer Sciences Corp.(a)          39,182          1,984
Compuware Corp.(a)                  84,057            754
Comverse Technology, Inc.(a)        42,838          1,139
Convergys Corp.(a)                  30,805            488
Corning, Inc.(a)                   324,985          6,389
Dell, Inc.(a)                      501,991         15,055
Electronic Arts, Inc.(a)            64,600          3,379
Electronic Data Systems Corp.      110,186          2,649
EMC Corp.(a)                       512,241          6,977
First Data Corp.                   162,904          7,007
Fiserv, Inc.(a)                     40,247          1,742
Freescale Semiconductor,
  Inc.(a)                           85,908          2,162
Gateway, Inc.(a)                    65,065            163
Hewlett-Packard Co.                608,719         17,428
Intel Corp.                      1,285,703         32,091
International Business Machines
  Corp.                            336,818         27,686
Intuit, Inc.(a)                     37,751          2,012
Jabil Circuit, Inc.(a)              36,613          1,358
JDS Uniphase Corp.(a)              352,519            832

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                 MARKET
                                                 VALUE
                                   SHARES        (000)
                                 ----------   ------------
INFORMATION TECHNOLOGY -- (CONTINUED)
KLA-Tencor Corp.                    41,864     $    2,065
Lexmark International Group,
  Inc. Class A(a)                   25,102          1,125
Linear Technology Corp.             65,075          2,347
LSI Logic Corp.(a)                  81,935            656
Lucent Technologies, Inc.(a)       944,472          2,512
Maxim Integrated Products,
  Inc.                              69,656          2,524
Mercury Interactive Corp.(a)        18,248            507
Micron Technology, Inc.(a)         129,932          1,729
Microsoft Corp.                  1,952,204         51,050
Molex, Inc.                         30,910            802
Motorola, Inc.                     531,198         12,000
National Semiconductor Corp.        73,518          1,910
NCR Corp.                           39,184          1,330
Network Appliance, Inc.(a)          77,867          2,102
Novell, Inc.(a)                     82,542            729
Novellus Systems, Inc.(a)           28,769            694
NVIDIA Corp.(a)                     35,951          1,314
Oracle Corp.(a)                    800,038          9,769
Parametric Technology Corp.(a)      58,241            355
Paychex, Inc.                       71,027          2,708
PerkinElmer, Inc.                   27,257            642
PMC-Sierra, Inc.(a)                 38,624            298
QLogic Corp.(a)                     17,145            557
QUALCOMM, Inc.                     350,678         15,107
Sabre Holdings Corp. Class A        28,424            685
Sanmina-SCI Corp.(a)               112,858            481
Scientific-Atlanta, Inc.            32,168          1,386
Siebel Systems, Inc.               110,658          1,171
Solectron Corp.(a)                 187,214            685
Sun Microsystems, Inc.(a)          724,488          3,036
Symantec Corp.(a)                  229,834          4,022
Symbol Technologies, Inc.           52,185            669
Tektronix, Inc.                     18,629            526
Tellabs, Inc.(a)                    95,775          1,044
Teradyne, Inc.(a)                   41,392            603
Texas Instruments, Inc.            343,703         11,023
Unisys Corp.(a)                     72,779            424
Waters Corp.(a)                     23,557            891
Xerox Corp.(a)                     203,742          2,985

                                                 MARKET
                                                 VALUE
                                   SHARES        (000)
                                 ----------   ------------
Xilinx, Inc.                        74,104     $    1,868
Yahoo!, Inc.(a)                    269,280         10,550
                                              ------------
                                                  363,511
                                              ------------
MATERIALS -- 2.9%
Air Products & Chemicals, Inc.      47,289          2,799
Alcoa, Inc.                        185,346          5,481
Allegheny Technologies, Inc.        18,029            650
Ashland, Inc.                       15,880            919
Ball Corp.                          23,170            920
Bemis Co., Inc.                     23,128            645
Dow Chemical Co.                   204,999          8,983
E.I. Du Pont de Nemours & Co.      194,439          8,264
Eastman Chemical Co.                16,862            870
Ecolab, Inc.                        39,426          1,430
Engelhard Corp.                     25,130            758
Freeport-McMoRan Copper & Gold,
  Inc. Class B                      38,014          2,045
Hercules, Inc.(a)                   24,698            279
International Flavors &
  Fragrances, Inc.                  17,504            586
International Paper Co.            104,256          3,504
Louisiana-Pacific Corp.             23,859            655
MeadWestvaco Corp.                  39,188          1,098
Monsanto Co.                        57,146          4,430
Newmont Mining Corp.                94,942          5,070
Nucor Corp.                         33,104          2,209
Pactiv Corp.(a)                     32,164            708
Phelps Dodge Corp.                  21,705          3,123
PPG Industries, Inc.                36,090          2,090
Praxair, Inc.                       68,720          3,639
Rohm & Haas Co.                     31,096          1,506
Sealed Air Corp.(a)                 18,036          1,013
Sigma-Aldrich Corp.                 14,493            917
Temple-Inland, Inc.                 23,828          1,069
United States Steel Corp.           24,002          1,154
Vulcan Materials Co.                21,696          1,470
Weyerhaeuser Co.                    52,024          3,451
                                              ------------
                                                   71,735
                                              ------------
TELECOMMUNICATION SERVICES -- 2.9%
ALLTEL Corp.                        81,098          5,117
AT&T, Inc.                         834,853         20,446
BellSouth Corp.                    388,628         10,532

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                 MARKET
                                                 VALUE
                                   SHARES        (000)
                                 ----------   ------------
TELECOMMUNICATION SERVICES -- (CONTINUED)
CenturyTel, Inc.                    27,408     $      909
Citizens Communications Co.         72,677            889
Qwest Communications
  International, Inc. (a)          325,122          1,837
Sprint Corp. (Fon Group)           630,100         14,719
Verizon Communications, Inc.       587,498         17,695
                                              ------------
                                                   72,144
                                              ------------
UTILITIES -- 3.3%
AES Corp. (a)                      137,914          2,183
Allegheny Energy, Inc. (a)          33,899          1,073
Ameren Corp.                        43,242          2,216
American Electric Power Co.,
  Inc.                              84,054          3,118
CenterPoint Energy, Inc.            63,893            821
Cinergy Corp.                       42,258          1,794
CMS Energy Corp. (a)                46,605            676
Consolidated Edison, Inc.           51,022          2,364
Constellation Energy Group,
  Inc.                              37,803          2,177
Dominion Resources, Inc.            74,087          5,720
DTE Energy Co.                      38,046          1,643
Duke Energy Corp.                  196,877          5,404
Dynegy Inc. Class A (a)             61,330            297
Edison International                69,262          3,021
Entergy Corp.                       44,143          3,030
Exelon Corp.                       142,478          7,571
FirstEnergy Corp.                   70,112          3,435
FPL Group, Inc.                     84,278          3,503
KeySpan Corp.                       37,006          1,321
Nicor, Inc.                          9,313            366
NiSource, Inc.                      57,867          1,207
Peoples Energy Corp.                 8,131            285
PG&E Corp.                          71,823          2,666
Pinnacle West Capital Corp.         20,581            851
PPL Corp.                           80,536          2,368
Progress Energy, Inc.               53,308          2,341
Public Service Enterprise
  Group, Inc.                       53,422          3,471
Sempra Energy                       54,789          2,457
Southern Co.                       158,658          5,478
TECO Energy, Inc.                   43,276            744

                                                 MARKET
                                                 VALUE
                                   SHARES        (000)
                                 ----------   ------------
TXU Corp.                          102,096     $    5,124
Xcel Energy, Inc.                   85,597          1,580
                                              ------------
                                                   80,305
                                              ------------
TOTAL COMMON STOCKS (Cost
  $1,716,590,222)                               2,398,898
                                              ------------
                                    PAR
                                   AMOUNT
                                   (000)
                                 ----------
U.S. GOVERNMENT SECURITIES -- 0.2%
United States Treasury Bill
  3.89% due 03/09/06 (c) (d)     $   4,299          4,268
                                              ------------
TOTAL U.S. GOVERNMENT
  SECURITIES (Cost $4,267,876)                      4,268
                                              ------------
                                   SHARES
                                   (000)
                                 ----------
MONEY MARKET FUNDS -- 1.8%
AIM Short Term Investment Prime
  Portfolio                         45,503     $   45,503
Federated Money Market
  Obligations Trust                    502            502
TOTAL MONEY MARKET FUNDS
  (Cost $46,004,859)                               46,005
TOTAL INVESTMENTS -- 99.8%
(identified cost
  $1,766,862,957)                               2,449,171
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.2%                               3,938
                                              ------------
NET ASSETS -- 100%                             $2,453,109
                                              ============
                                               UNREALIZED
                                 NUMBER OF    DEPRECIATION
                                 CONTRACTS       (000)
                                 ----------   ------------
SCHEDULE OF FUTURES CONTRACTS
S&P 500 Financial Futures
  Contracts (long) Expiration
  Date 03/2006                         613     $     (766)
                                              ------------
Total unrealized depreciation
  on open futures contracts
  purchased                                    $     (766)
                                              ============

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
DECEMBER 31, 2005

---------------
(a) Non-income producing security.
(b) Affiliated issuer. See table that follows for more information.
(c) Security held as collateral in relation to initial margin requirements on futures contracts.
(d) Rate represents annualized yield at date of purchase.

AFFILIATE TABLE

                                                                                              INCOME EARNED
                          NUMBER OF    SHARES PURCHASED   SHARES SOLD FOR      NUMBER OF       FOR THE YEAR    REALIZED GAIN
                         SHARES HELD     FOR THE YEAR     THE YEAR ENDED    SHARES HELD AT    ENDED 12/31/05   ON SHARES SOLD
SECURITY DESCRIPTION     12/31/2004     ENDED 12/31/05       12/31/05          12/31/05           (000)            (000)
--------------------     -----------   ----------------   ---------------   ---------------   --------------   --------------
State Street Corp.           79,225            6,600              15,500        70,325             $ 53             $97
State Street Navigator
  Securities Lending
  Prime Portfolio        98,441,667      953,981,360       1,052,423,027            --             $103              --

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2005
(Amounts in thousands)

ASSETS
Investments in unaffiliated issuers at market (identified
  cost $1,764,546)                                             $2,445,272
Investments in non-controlled affiliates at market
  (identified cost $2,317) (Note 4)                                 3,899
                                                               ----------
                                                                2,449,171

Receivables:
  Investment securities sold                                        3,526
  Dividends and interest                                            3,338
                                                               ----------
     Total assets                                               2,456,035
LIABILITIES
Payables:
  Investment securities purchased                                   2,574
  Daily variation margin on futures contracts                         244
  Management fees (Note 4)                                             95
  Due to custodian                                                     13
                                                               ----------
     Total liabilities                                              2,926
                                                               ----------
NET ASSETS                                                     $2,453,109
                                                               ==========

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
(Amounts in thousands)

INVESTMENT INCOME
  Dividend income -- unaffiliated issuers                                $ 45,344
  Dividend income -- non-controlled affiliated issuer                          53
  Interest                                                                  1,561
  Security lending income (Notes 2 and 4)                                     103
                                                                         --------
     Total Investment Income                                               47,061
EXPENSES
  Management fees (Note 4)                                    $  1,125
                                                              --------
     Total Expenses                                                         1,125
                                                                         --------
NET INVESTMENT INCOME                                                      45,936
                                                                         --------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
  Investments -- unaffiliated issuers                             (808)
  Investments -- non-controlled affiliated issuer                   97
  In-kind transfers                                             (8,353)
  Futures contracts                                              1,878
                                                              --------
                                                                           (7,186)
Net change in net unrealized appreciation (depreciation) on:
  Investments                                                   65,566
  Futures contracts                                             (1,839)
                                                              --------
                                                                           63,727
                                                                         --------
Net realized and unrealized gain                                           56,541
                                                                         --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $102,477
                                                                         ========

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

                                                               For the             For the
                                                             Year Ended          Year Ended
                                                            December 31,        December 31,
                                                                2005                2004
                                                          -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net Investment Income.................................     $   45,936          $   52,658
  Net realized loss on investments and futures
     contracts..........................................         (7,186)            (26,489)
  Net change in net unrealized appreciation
     (depreciation).....................................         63,727             249,898
                                                             ----------          ----------
     Net increase in net assets resulting from
       operations.......................................        102,477             276,067
                                                             ----------          ----------

CAPITAL TRANSACTIONS
  Proceeds from contributions...........................        278,352             331,241
  Fair value of withdrawals.............................       (457,339)           (481,557)
  Withdrawals in-kind...................................       (237,848)            (72,956)
                                                             ----------          ----------
     Net decrease in net assets from capital
       transactions.....................................       (416,835)           (223,272)
                                                             ----------          ----------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS.............       (314,358)             52,795
NET ASSETS
Beginning of year.......................................      2,767,467           2,714,672
                                                             ----------          ----------
End of year.............................................     $2,453,109          $2,767,467
                                                             ==========          ==========

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

The following table includes selected supplemental data and ratios to average net assets:

                                  For the        Year         Year         Year         Year
                                 Year Ended     Ended        Ended        Ended        Ended
                                  12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
                                 ----------    --------     --------     --------     --------
SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of period (in
     thousands)                  $2,453,109   $2,767,467   $2,714,672   $1,992,548   $2,692,298
  Ratios to average net assets:
     Operating expenses               0.045%       0.045%       0.045%       0.045%       0.045%
     Net investment income             1.84%        1.97%        1.74%        1.57%        1.34%
     Portfolio turnover rate*             8%           9%          12%          13%          14%
     Total return(a)                   4.87%       10.86%       28.62%      (22.16)%     (11.94)%

---------------
*   The portfolio turnover rate excludes in-kind security transactions.
(a) Results represent past performance and are not indicative of future results.

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005

1. ORGANIZATION

State Street Master Funds (the "Trust") is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises six investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, and the State Street U.S. Government Money Market Portfolio. Information presented in these financial statements pertains only to the State Street Equity 500 Index Portfolio (the "Portfolio"). At December 31, 2005, only the Portfolio and the State Street Money Market Portfolio were in operation. Pursuant to the Trust's Declaration of Trust, the Board of Trustees may issue an unlimited number of non-transferable beneficial interests.

The Portfolio's investment objective is to replicate, as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500(R) Index"). The Portfolio uses a passive management strategy designed to track the performance of the S&P 500(R) Index. The S&P 500(R) Index is a well-known, unmanaged, stock index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. There is no assurance that the Portfolio will achieve its objective.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

SECURITY VALUATION: The Portfolio's investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

SECURITIES TRANSACTIONS, INVESTMENT INCOME AND EXPENSES: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily

STATE STREET EQUITY 500 INDEX PORTFOLIO

DECEMBER 31, 2005

on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily based on average daily net assets.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio based on each partner's daily ownership percentage.

FEDERAL INCOME TAXES: The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been "passed through" to the Portfolio's partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

FUTURES: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500(R) Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission (the "SEC") requirements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

SECURITIES LENDING: The Trust, on behalf of the Portfolio, had entered into a Securities Lending Agreement (the "Agreement") with State Street Bank and Trust Company ("State Street") whereby the Portfolio would lend portfolio securities to qualified borrowers in order to earn additional income. On September 27, 2005, the Agreement was terminated and the Portfolio discontinued lending portfolio securities. The Agreement required that loans be secured at all times by cash, U.S. Government securities, sovereign debt, or irrevocable lines of credit in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities), plus accrued interest and dividends, determined on a daily basis. Proceeds collected by State Street on investment of cash collateral or any fee income was allocated as follows: 75% to the Portfolio and 25% to State Street. For the year ended December 31, 2005, the earned income for the Portfolio and State Street was $102,925 and $34,308, respectively.

STATE STREET EQUITY 500 INDEX PORTFOLIO

DECEMBER 31, 2005

USE OF ESTIMATES: The Portfolio's financial statements are prepared in accordance with U.S. generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates.

3. SECURITIES TRANSACTIONS

For the year ended December 31, 2005, purchases and sales of investment securities, excluding short-term investments, futures contracts, and in-kind withdrawals, aggregated to $205,795,356 and $324,324,748, respectively. The aggregate value of in-kind withdrawals was $237,847,807.

At December 31, 2005, the tax cost of investments was $1,952,530,390. The aggregate gross unrealized appreciation and gross unrealized depreciation was $801,244,221 and $304,603,493, respectively, resulting in net appreciation of $496,640,728 for all securities as computed on a federal income tax basis. The differences between book and tax cost amounts are primarily due to wash sale loss deferrals.

4. RELATED PARTY FEES AND TRANSACTIONS

The Portfolio has entered into an investment advisory agreement with SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser"), a subsidiary of State Street Corp. and an affiliate of State Street, under which SSgA FM directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. The Trust has contracted with State Street to provide custody, administration and transfer agent services to the Portfolio. In compensation for SSgA FM's services as investment adviser and for State Street's services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal, audit and trustees), State Street receives a unitary fee, calculated daily, at the annual rate of 0.045% of the Portfolio's average daily net assets.

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments made with cash collateral received from securities loaned were used to purchase shares of the State Street Navigator Securities Lending Prime Portfolio, which is offered by State Street and advised by SSgA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500(R) Index. The market value of each of these investments at December 31, 2005 is listed in the Portfolio of Investments.

5. INDEMNIFICATIONS

Like many other companies, the Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

STATE STREET EQUITY 500 INDEX PORTFOLIO

   REPORT OF ERNST & YOUNG LLP, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of State Street Master Funds and
Owners of Beneficial Interest of State Street Equity 500 Index Portfolio:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the State Street Equity 500 Index Portfolio (one of the portfolios constituting State Street Master Funds)(the Portfolio) as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from the brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the State Street Equity 500 Index Portfolio of State Street Master Funds at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ ERNST & YOUNG LLP
Boston, Massachusetts
February 16, 2006

STATE STREET EQUITY 500 INDEX PORTFOLIO

GENERAL INFORMATION (UNAUDITED)
DECEMBER 31, 2005

PROXY VOTING POLICIES AND PROCEDURES AND RECORD

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolio. A description of the policies and procedures are available without charge, upon request, by (i) calling (877) 521-4083 or (ii) on the website of the Securities and Exchange Commission (the "SEC") at www.sec.gov. Information on how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by August 31 (i) without charge, upon request, by (i) calling (877) 521-4083 or (ii) on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

ADVISORY AGREEMENT RENEWAL

The Board of Trustees of the Trust met on November 16, 2005 (the "Meeting") to consider the renewal of the investment advisory agreement for the Portfolio (the "Advisory Agreement"). In preparation for considering the Advisory Agreement, the Trustees had thoroughly reviewed the renewal materials provided by the Adviser, which they had requested through independent counsel. In deciding whether to renew the Advisory Agreement, the Trustees considered various factors, including (i) the nature, extent and quality of the services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of the Portfolio, (iii) the costs to the Adviser of its services and the profits realized by the Adviser and its affiliates from the relationship with the Portfolio and Trust, (iv) the extent to which economies of scale would be realized if and as the Portfolio grows and whether the fee levels in the Advisory Agreement reflect these economies of scale, and (v) any additional benefits to the Adviser from its relationship with the Portfolio and Trust.

In considering the nature, extent and quality of the services provided by the Adviser, the Trustees relied on their prior direct experience as Trustees of the Trust as well as on the materials provided at the Meeting. The Board reviewed the Adviser's responsibilities under the Advisory Agreement and noted the experience and expertise that would be appropriate to expect of an adviser to the Portfolio, which is an index fund. The Trustees reviewed the background and experience of the Adviser's senior management, including those individuals responsible for the investment and compliance operations relating to the investments of the Portfolio, and the responsibilities of the latter with respect to the Portfolio. They also considered the resources, operational structures and practices of the Adviser in managing the Portfolio's investments, in monitoring and securing the Portfolio's compliance with its investment objective and policies with respect to its investments and with applicable laws and regulations, and in seeking best execution of portfolio transactions. The Trustees also considered information about the Adviser's overall investment management business, noting that the Adviser manages assets for a variety of institutional investors and that the Adviser and its affiliates had over $1.4 trillion in assets under management. They reviewed information regarding State Street's business continuity and disaster recovery program. Drawing upon the materials provided and their general knowledge of the business of the Adviser, the Trustees determined that the experience, resources and strength of the Adviser in the management of index products is exceptional. As discussed more fully below, they also determined that the advisory fee for the Portfolio was fair and reasonable and that its performance and expense ratio were satisfactory. On the basis of this review, the Trustees determined that the nature and extent of the services provided by the Adviser to the Portfolio were appropriate, had been of uniformly high quality, and could be expected to remain so.

The Trustees noted that, in view of the investment objective of the Portfolio, the investment performance was satisfactory. The Trustees noted that the performance of the Portfolio in absolute terms was not of the importance that normally attaches to that of actively-managed funds. Of more importance to the Trustees was the extent to which the Portfolio achieved its objective of replicating, before expenses, the total return of the S&P 500 Index. Drawing upon information provided at the Meeting and upon reports provided to the Trustees by the Adviser throughout the preceding year, they determined that the Portfolio had in fact tracked the index within an acceptable range of tracking error. Accordingly, they concluded that the performance the Portfolio was satisfactory.

The Trustees considered the profitability to the Adviser and its affiliate, State Street, of the advisory relationships with the Trust. The Trustees had been provided with data regarding the profitability to the Adviser and its affiliated service providers with respect to the Portfolio individually, and on an aggregate basis, for the year ended September 30, 2005. They first discussed with representatives of the Adviser the methodologies used in computing the costs that formed the bases of the profitability calculations. Concluding that these methodologies were reasonable, they turned to the data provided. After discussion and analysis they concluded that, to the extent that the Adviser's and State Street's relationships with the Trust had been profitable to either or both of those entities, the profitability was in no case such as to render the advisory fee excessive.

In order better to evaluate the Portfolio's advisory fee, the Trustees had requested comparative information from Lipper Inc. with respect to fees paid by, and expense ratios of, similar funds. The Trustees found that that the Portfolio's advisory fee and total expense ratio were lower than the average for its peer group. The Trustees concluded that the data available provided confirmation of the reasonableness of the Adviser's fee. The Board determined that the Adviser's fees were fair and reasonable.

In considering whether the Adviser benefits in other ways from its relationship with the Trust, the Trustees also considered whether the Adviser's affiliates may benefit from the Trust's relationship with State Street as fund administrator, custodian and transfer agent and the Portfolio's use of State Street Global Markets to perform certain brokerage services. They noted that the Adviser utilizes no soft-dollar arrangements in connection with the Portfolio's brokerage transactions. The Trustees concluded that, to the extent that the Adviser or its affiliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render the Adviser's fees excessive.

The Board also considered the extent to which economies of scale may be realized by the Portfolio as assets grow and whether the Portfolio's fee levels reflect such economies of scale, if any, for the benefit of investors. In considering the matter, the Board determined that, in view of the comparatively small asset size of the Portfolio, the economies of scale actually realized, if any, were minor and that, in any event, such economies of scale, if any, were shared with the Portfolio by virtue of advisory fees of comparatively low levels that subsumed economies of scale in the fees themselves.

STATE STREET EQUITY 500 INDEX PORTFOLIO

TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED)
The table below includes information about the Trustees and Executive Officers of the State Street Master Funds, including their:

    - business addresses and ages;

    - principal occupations during the past five years; and

    - other directorships of publicly traded companies or funds.

As of December 31, 2005, none of the Trustees were considered to be an "interested person" of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the "Independent Trustees").

 ---------------------------------------------------------------------------------------------------------------
                                                                                                     NUMBER OF
                                                                                                      FUNDS IN
                           POSITION(S)   TERM OF OFFICE                                             FUND COMPLEX
    NAME, ADDRESS, AND      HELD WITH    AND LENGTH OF              PRINCIPAL OCCUPATION            OVERSEEN BY
  DATE OF BIRTH ("DOB")       TRUST       TIME SERVED              DURING PAST FIVE YEARS             TRUSTEE*
 ---------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES:
 ---------------------------------------------------------------------------------------------------------------
 Michael F. Holland        Trustee and  Term: Indefinite  Chairman, Holland & Company L.L.C.             12
 Holland & Company, LLC    Chairman of                    (investment adviser) (1995 -- present).
 375 Park Avenue           the Board    Elected: 2/00
 New York, NY 10152
 DOB: July 7, 1944
 ---------------------------------------------------------------------------------------------------------------



 William L. Boyan          Trustee      Term: Indefinite  Trustee of Old Mutual South Africa             12
 State Street Master                                      Master Trust (investments)
 Funds                                  Elected: 2/00     (1995 -- present); Chairman emeritus,
 P.O. Box 5049                                            Children's Hospital (1984 -- present);
 Boston, MA 02206                                         Director, Boston Plan For Excellence
 DOB: January 20, 1937                                    (non-profit) (1994  -- present);
                                                          President and Chief Operations Officer,
                                                          John Hancock Mutual Life Insurance
                                                          Company (1959 -- 1999). Mr. Boyan
                                                          retired in 1999.
 ---------------------------------------------------------------------------------------------------------------



 Rina K. Spence            Trustee      Term: Indefinite  President of SpenceCare International          12
 7 Acacia Street                                          LLC (1998 -- present); Member of the
 Cambridge, MA 02138                    Elected: 2/00     Advisory Board, Ingenium Corp.
 DOB: October 24, 1948                                    (technology company) (2001 -- present);
                                                          Chief Executive Officer, IEmily.com
                                                          (internet company) (2000 -- 2001); Chief
                                                          Executive Officer of Consensus
                                                          Pharmaceutical, Inc. (1998 -- 1999);
                                                          Founder, President and Chief Executive
                                                          Officer of Spence Center for Women's
                                                          Health (1994 -- 1998); Trustee, Eastern
                                                          Enterprise (utilities) (1988 -- 2000).
 ---------------------------------------------------------------------------------------------------------------
 Douglas T. Williams       Trustee      Term: Indefinite  Executive Vice President of Chase              12
 State Street Master                                      Manhattan Bank (1987 -- 1999). Mr.
 Funds                                  Elected: 2/00     Williams retired in 1999.
 P.O. Box 5049
 Boston, MA 02206
 DOB: December 23, 1940
 ---------------------------------------------------------------------------------------------------------------

 -----------------------  -------------------

                                 OTHER
                             DIRECTORSHIPS
    NAME, ADDRESS, AND          HELD BY
  DATE OF BIRTH ("DOB")         TRUSTEE
 -----------------------  -------------------
 INDEPENDENT TRUSTEES:
 ---------------------------------------------------------------------------------------------------------------
 Michael F. Holland       Trustee, State
 Holland & Company, LLC   Street
 375 Park Avenue          Institutional
 New York, NY 10152       Investment Trust;
 DOB: July 7, 1944        Director, the
                          Holland Series
                          Fund, Inc.; and
                          Director, the China
                          Fund, Inc.
 ---------------------------------------------------------------------------------------------------------------



 William L. Boyan         Trustee, State
 State Street Master      Street
 Funds                    Institutional
 P.O. Box 5049            Investment Trust;
 Boston, MA 02206         and Trustee, Old
 DOB: January 20, 1937    Mutual South Africa
                          Master Trust
 ---------------------------------------------------------------------------------------------------------------



 Rina K. Spence           Trustee, State
 7 Acacia Street          Street
 Cambridge, MA 02138      Institutional
 DOB: October 24, 1948    Investment Trust;
                          Director, Berkshire
                          Life Insurance
                          Company of America;
                          and Director,
                          IEmily.com
 ---------------------------------------------------------------------------------------------------------------
 Douglas T. Williams      Trustee, State
 State Street Master      Street
 Funds                    Institutional
 P.O. Box 5049            Investment Trust
 Boston, MA 02206
 DOB: December 23, 1940
 ---------------------------------------------------------------------------------------------------------------

* The "Fund Complex" consists of six series of the Trust and six series of State Street Institutional Investment Trust.

STATE STREET EQUITY 500 INDEX PORTFOLIO

 ---------------------------------------------------------------------------------------------------------------------
                                                                                                           NUMBER OF
                                                                                                            FUNDS IN
                              POSITION(S)  TERM OF OFFICE                                                 FUND COMPLEX
       NAME, ADDRESS,          HELD WITH    AND LENGTH OF               PRINCIPAL OCCUPATION              OVERSEEN BY
  AND DATE OF BIRTH ("DOB")      TRUST       TIME SERVED              DURING PAST FIVE YEARS*               TRUSTEE
 ---------------------------------------------------------------------------------------------------------------------
 EXECUTIVE OFFICERS:
 ---------------------------------------------------------------------------------------------------------------------
 James E. Ross                President    Term:            President, SSgA Funds Management, Inc.             --
 SSgA Funds                                Indefinite       (2005 -- present); Principal, SSgA Funds
 Management, Inc.                                           Management, Inc. (2001 -- present);
 State Street Financial                    Elected: 4/05    Principal, State Street Global Advisers
 Center One Lincoln Street                                  (March 2000 -- present); Vice President,
 Boston, MA 02111                                           State Street Bank and Trust Company
 DOB: June 24, 1965                                         (1998 -- March 2000).
 ---------------------------------------------------------------------------------------------------------------------



 Gary L. French               Treasurer    Term:            Senior Vice President of State Street Bank         --
 State Street Bank                         Indefinite       and Trust Company (2002 -- present);
 and Trust Company                                          Managing Director, Deutsch Bank (including
 2 Avenue de Lafayette                     Elected: 5/05    its predecessor, Scudder Investments), Fund
 Boston, MA 02111                                           Operations Unit (2001 -- 2002); President,
 DOB: July 4, 1951                                          UAM Fund Services (1995 to 2001).
 ---------------------------------------------------------------------------------------------------------------------



 Julie A. Tedesco             Secretary    Term:            Vice President and Senior Counsel of State         --
 State Street Bank                         Indefinite       Street Bank and Trust Company
 and Trust Company                                          (2000 -- present); Counsel of First Data
 225 Franklin Street                       Elected: 5/00    Investor Services Group, Inc.,
 Boston, MA 02110                                           (1994 -- 2000).
 DOB: September 30, 1957
 ---------------------------------------------------------------------------------------------------------------------



 Peter A. Ambrosini           Chief        Term:            Senior Principal and Chief Compliance and          --
 SSgA Funds                   Compliance   Indefinite       Risk Management Officer, SSgA Funds
 Management, Inc.             Officer                       Management, Inc. and State Street Global
 State Street                              Elected: 5/04    Advisors (2001 -- present); Managing
 Financial Center                                           Director, PricewaterhouseCoopers LLP
 One Lincoln Street                                         (1986 -- 2001).
 Boston, MA 02111
 DOB: December 17, 1943
 ---------------------------------------------------------------------------------------------------------------------

 --------------------------  ---------------

                                  OTHER
       NAME, ADDRESS,         DIRECTORSHIPS
  AND DATE OF BIRTH ("DOB")  HELD BY TRUSTEE
 --------------------------  ---------------
 EXECUTIVE OFFICERS:
 ---------------------------------------------------------------------------------------------------------------------
 James E. Ross                     --
 SSgA Funds
 Management, Inc.
 State Street Financial
 Center One Lincoln Street
 Boston, MA 02111
 DOB: June 24, 1965
 ---------------------------------------------------------------------------------------------------------------------



 Gary L. French                    --
 State Street Bank
 and Trust Company
 2 Avenue de Lafayette
 Boston, MA 02111
 DOB: July 4, 1951
 ---------------------------------------------------------------------------------------------------------------------



 Julie A. Tedesco                  --
 State Street Bank
 and Trust Company
 225 Franklin Street
 Boston, MA 02110
 DOB: September 30, 1957
 ---------------------------------------------------------------------------------------------------------------------



 Peter A. Ambrosini                --
 SSgA Funds
 Management, Inc.
 State Street
 Financial Center
 One Lincoln Street
 Boston, MA 02111
 DOB: December 17, 1943
 ---------------------------------------------------------------------------------------------------------------------

* Each officer may have served in various other capacities for the same organization during the length of time served.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling (toll free) 877-521-4083.

TRUSTEES

Michael F. Holland

William L. Boyan

Rina K. Spence

Douglas T. Williams

INVESTMENT ADVISER

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

LEGAL COUNSEL

Ropes & Gray LLP

One International Place

Boston, MA 02109

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

STATE STREET EQUITY 500 INDEX PORTFOLIO

State Street Bank and Trust Company

P.O. Box 5049

Boston, MA 02206

                      (This Page Intentionally Left Blank)

                STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

                                 ANNUAL REPORT

                               DECEMBER 31, 2005

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

EXPENSE EXAMPLE

As a shareholder of the State Street Institutional Liquid Reserves Fund (the "Fund"), you incur ongoing costs, which include costs for administrative services and distribution (12b-1) fees, among others, in addition to the Fund's proportionate share of expenses of the State Street Money Market Portfolio. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2005 to December 31, 2005.

The table below illustrates your Fund's costs in two ways:

     - BASED ON ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period".

     - BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case- because the return used is not the Fund's actual return- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31, 2005

                     Beginning         Ending      Expenses Paid
                   Account Value   Account Value       During
                       7/1/05         12/31/05        Period *
                   -------------   -------------   -------------
Based on Actual
Fund Return          $1,000.00       $1,018.80         $0.61
Based on
Hypothetical (5%
return before
expenses)            $1,000.00       $1,024.60         $0.61

* The calculations are based on expenses incurred in the most recent fiscal period of the Fund. The Fund's annualized average weighted expense ratio as of December 31, 2005 was 0.12%, which includes the Fund's proportionate share of the expenses of the State Street Money Market Portfolio. The dollar amounts shown as "Expenses Paid" are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2005

ASSETS
   Investment in State Street Money Market Portfolio, at
      value (identified cost $1,639,870,226) (Note 1)            $1,639,870,226
   Receivable from adviser (Note 3)                                     225,610
                                                                 --------------
      Total assets                                                1,640,095,836
LIABILITIES
   Payables:
      Administration, custody and transfer agent fees (Note 3)            6,242
      Distribution fees (Note 3)                                        267,620
      Registration and filing fees                                       54,775
      Professional fees                                                  18,014
      Accrued expenses and other liabilities                              2,183
                                                                 --------------
         Total liabilities                                              348,834
                                                                 --------------
NET ASSETS                                                       $1,639,747,002
                                                                 ==============
NET ASSETS CONSIST OF:
   Paid-in capital                                               $1,639,744,346
   Accumulated net realized gain                                          2,656
                                                                 --------------
NET ASSETS                                                       $1,639,747,002
                                                                 ==============
Shares of beneficial interest outstanding                         1,639,744,346
Offering, net asset value, and redemption price per share        $         1.00
                                                                 ==============

                       See Notes to Financial Statements.

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005

INCOME
   Interest income allocated from Portfolio (Note 2)                $27,542,288
   Expenses allocated from Portfolio (Note 3)                         (802,351)
                                                                    -----------
                                                                     26,739,937
                                                                    -----------
EXPENSES
   Distribution fees (Note 3)                                           401,339
   Professional fees                                                     27,750
   Administration and custody fees (Note 3)                              37,060
   Transfer agent fees (Note 3)                                          27,763
   Registration and filing fees                                          49,985
   Other expenses                                                        21,202
                                                                    -----------
      Total Expenses                                                    565,099
   Less: Fee reimbursements by investment adviser (Note 3)             (282,635)
                                                                    -----------
      Total Net Expenses                                                282,464
                                                                    -----------
NET INVESTMENT INCOME                                                26,457,473
                                                                    -----------
Net realized gain allocated from Portfolio                                2,656
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $26,460,129
                                                                    ===========

                       See Notes to Financial Statements.

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                          For the Year Ended   For the Peiod Ended
                                                           December 31, 2005    December 31, 2004*
                                                          ------------------   -------------------
INCREASE IN NET ASSETS RESULTING FROM:
OPERATIONS:
   Net investment income                                   $    26,457,473       $     2,055,090
   Net realized gain on investments                                  2,656                    --
                                                           ---------------       ---------------
   Net increase in net assets resulting from operations         26,460,129             2,055,090
                                                           ---------------       ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                       (26,457,473)           (2,055,090)
                                                           ---------------       ---------------
NET INCREASE FROM CAPITAL SHARE TRANSACTIONS
   Shares sold                                               8,537,642,570         1,648,841,641
   Reinvestment of distributions                                26,457,473             2,055,090
   Shares redeemed                                          (7,305,993,589)       (1,269,258,839)
                                                           ---------------       ---------------
      Net increase from capital share transactions           1,258,106,454           381,637,892
                                                           ---------------       ---------------
   Net increase in net assets                                1,258,109,110           381,637,892
NET ASSETS, BEGINNING OF PERIOD                                381,637,892                    --
                                                           ---------------       ---------------
NET ASSETS, END OF PERIOD                                  $ 1,639,747,002       $   381,637,892
                                                           ===============       ===============
CHANGES IN SHARES:
   Shares sold                                               8,537,642,570         1,648,841,641
   Reinvestment of distributions                                26,457,473             2,055,090
   Shares redeemed                                          (7,305,993,589)       (1,269,258,839)
                                                           ---------------       ---------------
      Net increase in shares                                 1,258,106,454           381,637,892
                                                           ===============       ===============

*    The Fund commenced operations on August 12, 2004.

                       See Notes to Financial Statements.

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the period:

                                                 YEAR ENDED    PERIOD ENDED
                                                 12/31/2005      12/31/04*
                                                ------------   ------------
PER SHARE OPERATING PERFORMANCE (A):

NET ASSET VALUE, BEGINNING OF PERIOD            $   1.0000     $ 1.0000
                                                ----------     --------
INVESTMENT OPERATIONS:
   Net investment income                            0.0315       0.0066
                                                ----------     --------
   Gain (loss) on investments                       0.0000**         --
                                                ----------     --------
      Total from investment operations              0.0315       0.0067
                                                ----------     --------
LESS DISTRIBUTIONS FROM:
Net investment income                              (0.0315)     (0.0066)
                                                ----------     --------
Net increase (decrease) in net assets                   --           --
                                                ----------     --------
NET ASSET VALUE, END OF PERIOD                  $   1.0000     $ 1.0000
                                                ----------     --------
TOTAL RETURN (B)                                      3.19%        0.66%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)        $1,639,747     $381,638
Ratio of gross expenses to average net assets         0.17%        0.23%***
Ratio of net expenses to average net assets           0.14%        0.15%***
Ratio of net investment income
   to average net assets                              3.30%        1.67%***
Voluntary expense reimbursement (c)                   0.01%          --

----------
*    The Fund commenced operations on August 12, 2004.

**   Amount is less than $0.0001

***  Annualized.

(a) The per share amounts and percentages include the Fund's proportionate share of income and expenses of the State Street Money Market Portfolio.

(b) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(c) This voluntary expense reimbursement is reflected in both the net expense and the net income ratios shown above.

                       See Notes to Financial Statements.

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005

1. ORGANIZATION

State Street Institutional Investment Trust (the "Trust") is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a business trust under the laws of the Commonwealth of Massachusetts on February 16, 2000. The Trust consists of the following diversified series: the State Street Equity 500 Index Fund, the State Street Equity 400 Index Fund, the State Street Equity 2000 Index Fund, the State Street Aggregate Bond Index Fund, the State Street Institutional Liquid Reserves Fund and the State Street U.S. Government Money Market Fund, each of which is a separate diversified series of the Trust. Information presented in these financial statements pertains only to the State Street Institutional Liquid Reserves Fund (the "Fund"). Pursuant to the Trust's Declaration of Trust, the Trustees are authorized to issue an unlimited number of shares, with no par value, of the Fund.

The Fund commenced operations on August 12, 2004. As of December 31, 2005, the Fund and the State Street Equity 500 Index Fund were the only series of the Trust that had commenced operations.

It is the policy of the Fund to maintain a continuous net asset value per share of $1.00; the Fund has adopted certain investment, valuation, and dividend and distribution policies, which conform to general industry practice, to enable it to do so. However, there is no assurance the Fund will be able to maintain a stable net asset value per share.

The Fund invests all of its investable assets in interests in the State Street Money Market Portfolio (the "Portfolio"). The investment objective and policies of the Portfolio are the same as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.99% at December 31, 2005). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION - The Fund records its investment in the Portfolio at value. The valuation policies of the Portfolio are discussed in Note 2 of the Portfolio's Notes to Financial Statements, which are included elsewhere within this report.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND EXPENSES - Securities transactions are recorded on a trade date basis. Net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all expenses of the Fund. Realized gains and losses from security transactions consist of the Fund's pro-rata share

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2005

of the Portfolio's realized gains and losses. Realized gains and losses from security transactions are recorded on the basis of identified cost.

DIVIDENDS AND DISTRIBUTIONS - Dividends from net investment income are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The tax character of distributions paid to shareholders during the period ended December 31, 2005 was $26,457,473 of ordinary income. At December 31, 2005, the components of distributable earnings on a tax basis were as follows: Undistributed ordinary income - $2,656.

FEDERAL INCOME TAXES -The Fund intends to continue to qualify for and elect treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, the Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of its net taxable income and capital gains, if any, the Fund will not be subject to federal excise tax.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

EXPENSE ALLOCATION: Certain expenses are applicable to multiple Funds. Expenses directly attributable to a Fund are charged to that Fund. Expenses of the Trust that are not directly attributed to a Fund are allocated among the Funds, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Funds can otherwise be made fairly.

USE OF ESTIMATES: The Fund's financial statements are prepared in accordance with U.S. generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates.

3. RELATED PARTY FEES

The Portfolio retains SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser"), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company ("State Street"), as its investment adviser. For such investment advisory services, the Portfolio pays SSgA FM a fee at the annual rate of 0.10% of its average daily net assets. The Fund has also retained SSgA FM to serve as its investment adviser, but pays no advisory fee to SSgA FM as long as the Fund invests substantially all of its assets in the Portfolio or another investment company.

SSgA FM has contractually agreed to cap the total operating expenses of the Fund (not including the pass-through expenses of the Portfolio) on an annual basis at 0.05% of the Fund's average daily net assets until April 30, 2006. In addition, effective August 1, 2005, SSgA FM voluntarily agreed to cap the total operating expenses of the Fund (not

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2005

including the pass-through expenses of the Portfolio) at 0.02% of the Fund's average daily net assets. This voluntary expense limitation may be revised or canceled at any time without notice. For the year ended December 31, 2005, SSgA FM reimbursed the Fund $282,635 under these agreements.

State Street serves as the Fund's administrator and custodian. The Fund pays State Street annual fees of $25,000 for administration services and $12,000 for custody and accounting services.

Prior to February 1, 2005, State Street also served as transfer agent to the Fund for which it received approximately $2,500 for transfer agency services plus transaction fees. Effective February 1, 2005, ALPS Mutual Funds Services, Inc. serves as transfer agent to the Fund.

The Trust has adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act (the "Rule 12b-1 Plan"). Under the Rule 12b-1 Plan, the Fund may compensate financial intermediaries in connection with the distribution of Fund shares and for services provided to the Fund's shareholders. The Fund made payments under the Rule 12b-1 Plan at an annual rate of 0.05% of average daily net assets. State Street Global Markets LLC, an affiliated company of State Street, is among the financial intermediaries who may receive fees from the Fund under the Rule 12b-1 Plan. For the year ended December 31, 2005, the Fund accrued $401,339, which is payable to State Street Global Markets LLC, for services provided to the Fund's shareholders.

4. INDEMNIFICATIONS

Like many other companies, the Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

     REPORT OF ERNST & YOUNG LLP, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of State Street Institutional Investment Trust and Shareholders of State Street Institutional Liquid Reserves Fund:

We have audited the accompanying statement of assets and liabilities of the State Street Institutional Liquid Reserves Fund (one of the funds constituting State Street Institutional Investment Trust)(the Fund) as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended and for the period from August 12, 2004 (commencement of operations) to December 31, 2004 and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the State Street Institutional Liquid Reserves Fund of the State Street Institutional Trust at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for the year then ended and for the period from August 12, 2004 (commencement of operations) to December 31, 2004 and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.


                                        (ERNST & YOUNG LLP)

Boston, Massachusetts
February 16, 2006

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
DECEMBER 31, 2005

GENERAL INFORMATION (UNAUDITED)

PROXY VOTING POLICIES AND PROCEDURES AND RECORD

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Fund. A description of the policies and procedures is available without charge, upon request, by (i) calling (877) 521-4083 or (ii) on the website of the Securities Exchange Commission (the "SEC") at www.sec.gov. Information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 is available by August 31
(i) without charge, upon request, by calling (877) 521-4083 or (ii) on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

ADVISORY AGREEMENT RENEWAL

The Board of Trustees of the Trust met on November 16, 2005 (the "Meeting") to consider the renewal of the investment advisory agreement for the Fund (the "Advisory Agreement"). In preparation for considering the Advisory Agreement, the Trustees had thoroughly reviewed the renewal materials provided by the Adviser, which they had requested through independent counsel. In deciding whether to renew the Advisory Agreement, the Trustees considered various factors, including (i) the nature, extent and quality of the services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of the Fund, (iii) the costs to the Adviser of its services and the profits realized by the Adviser and its affiliates from the relationship with the Fund and Trust, (iv) the extent to which economies of scale would be realized if and as the Fund grows and whether the fee levels in the Advisory Agreement reflect these economies of scale, and (v) any additional benefits to the Adviser from its relationship with the Fund and Trust.

In considering the nature, extent and quality of the services provided by the Adviser, the Trustees relied on their prior direct experience as Trustees of the Trust as well as on the materials provided at the Meeting. The Board reviewed the Adviser's responsibilities under the Advisory Agreement and noted the experience and expertise that would be appropriate to expect of an adviser to the Fund, which is a feeder money-market fund in a master-feeder structure. The Trustees reviewed the background and experience of the Adviser's senior management, including those individuals responsible for the investment

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
DECEMBER 31, 2005

and compliance operations relating to the investments of the Fund, and the responsibilities of the latter with respect to the Fund. They also considered the resources, operational structures and practices of the Adviser in managing the Fund's investments, in monitoring and securing the Fund's compliance with its investment objective and policies with respect to its investments and with applicable laws and regulations, and in seeking best execution of portfolio transactions. The Trustees also considered information about the Adviser's overall investment management business, noting that the Adviser manages assets for a variety of institutional investors and that the Adviser and its affiliates had over $1.4 trillion in assets under management. They reviewed information regarding State Street's business continuity and disaster recovery program. Drawing upon the materials provided and their general knowledge of the business of the Adviser, the Trustees determined that the experience, resources and strength of the Adviser in the management of money market products is exceptional. As discussed more fully below, they also determined that the advisory fee for the Fund was fair and reasonable and that its performance and expense ratio were satisfactory. On the basis of this review, the Trustees determined that the nature and extent of the services provided by the Adviser indirectly to the Fund were appropriate, had been of uniformly high quality, and could be expected to remain so.

The Trustees noted that, in view of the investment objective of the Fund, the investment performance was satisfactory. The Trustees noted that materials provided by Lipper Inc. at the Meeting indicated that the Fund's performance had been above average for its Lipper peer group for both for the one-year and since-inception periods ending September 30, 2005. Accordingly, they concluded that the performance of the Fund was satisfactory.

The Trustees considered the profitability to the Adviser and its affiliate, State Street, of the advisory relationships with the Trust. The Trustees had been provided with data regarding the profitability to the Adviser and its affiliated service providers with respect to the Fund individually, and on an aggregate basis, for the year ended September 30, 2005. They first discussed with representatives of the Adviser the methodologies used in computing the costs that formed the bases of the profitability calculations. Concluding that these methodologies were reasonable, they turned to the data provided. After discussion and analysis they concluded that, to the extent that the Adviser's and State Street's relationships with the Trust had been profitable to either or both of those entities, the profitability was in no case such as to render the advisory fee excessive.

In order better to evaluate the Fund's advisory fee, the Trustees had requested comparative information from Lipper Inc. with respect to fees paid by, and expense ratios of, similar funds. The Trustees found that that the Fund's advisory fee and total expense ratio were lower than the average for the peer group. The Trustees concluded that the data available provided confirmation of the reasonableness of the Adviser's fees. The Trustees noted that the Adviser does not receive any advisory fees from the Fund so long as it invests substantially all of its assets in a master portfolio or in another investment company. The Trustees also considered that to help limit expenses of the Fund, the Adviser had agreed to reimburse the Fund for its operating expenses to the extent it

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
DECEMBER 31, 2005

exceeded specified levels. It was noted that the Adviser had, in fact, reimbursed expenses for the Fund. The Board determined that the Adviser's fees were fair and reasonable.

In considering whether the Adviser benefits in other ways from its relationship with the Trust, the Trustees also considered whether the Adviser's affiliates may benefit from the Trust's relationship with State Street as fund administrator, custodian and transfer agent and the Portfolio's use of State Street Global Markets to perform certain brokerage services. They noted that the Adviser utilizes no soft-dollar arrangements in connection with the Portfolio's brokerage transactions. The Trustees concluded that, to the extent that the Adviser or its affiliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render the Adviser's fees excessive.

The Board also considered the extent to which economies of scale may be realized by the Fund as assets grow and whether the Fund's fee levels reflect such economies of scale, if any, for the benefit of investors. In considering the matter, the Board determined that, in view of the comparatively small asset size of each of the Fund, the economies of scale actually realized, if any, were minor and that, in any event, such economies of scale, if any, were shared with the Fund by virtue of advisory fees of comparatively low levels that subsumed economies of scale in the fees themselves.

TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED).

The table below includes information about the Trustees and Executive Officers of the State Street Institutional Investment Trust, including their:

          -    business addresses and ages;

          -    principal occupations during the past five years; and

          -    other directorships of publicly traded companies or funds.

As of December 31, 2005, none of the Trustees were considered to be an "interested person" of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the "Independent Trustees").

                                                                                                 NUMBER OF
                                                                                                 FUNDS IN FUND    OTHER
NAME, ADDRESS, AND         POSITION(S)  TERM OF OFFICE                                           COMPLEX          DIRECTORSHIPS
DATE OF BIRTH              HELD WITH    AND LENGTH OF      PRINCIPAL OCCUPATION                  OVERSEEN BY      HELD BY
("DOB")                    TRUST        TIME SERVED        DURING PAST FIVE YEARS                TRUSTEE*         TRUSTEE
------------------         -----------  --------------     ----------------------                -------------    -------------
INDEPENDENT TRUSTEES
Michael F. Holland         Trustee and  Term: Indefinite   Chairman, Holland & Company           12               Trustee, State
Holland & Company, LLC     Chairman of  Elected: 2/00      L.L.C. (investment adviser) (1995                      Street Master
375 Park Avenue            the Board                       - present).                                            Funds;
New York, NY 10152                                                                                                Director, the
DOB: July 7, 1944                                                                                                 Holland Series
                                                                                                                  Fund, Inc.;
                                                                                                                  and Director,
                                                                                                                  the China
                                                                                                                  Fund, Inc.

William L. Boyan           Trustee      Term: Indefinite   Trustee of Old Mutual South Africa    12               Trustee,
State Street                            Elected: 2/00      Master Trust (investments) (1995                       State Street
Institutional Investment                                   - present); Chairman emeritus,                         Master Funds;
Trust P.O. Box 5049                                        Children's Hospital (1984 -                            and Trustee,
Boston, MA 02206                                           present); Director, Boston Plan                        Old Mutual
DOB: January 20, 1937                                      For Excellence (non-profit) (1994                      South Africa
                                                           - present); President and Chief                        Master Trust
                                                           Operations Officer, John Hancock
                                                           Mutual Life Insurance Company
                                                           (1959 - 1999). Mr. Boyan retired
                                                           in 1999.

Rina K. Spence             Trustee      Term: Indefinite   President of SpenceCare               12               Trustee,
7 Acacia Street                         Elected: 2/00      International LLC (1998 -                              State Street
Cambridge, MA 02138                                        present); Member of the Advisory                       Master Funds;
DOB: October 24, 1948                                      Board, Ingenium Corp. (technology                      Director,
                                                           company) (2001 - present); Chief                       Berkshire
                                                           Executive Officer, IEmily.com                          Life
                                                           (internet company) (2000 - 2001);                      Insurance
                                                           Chief Executive Officer of                             Company of
                                                           Consensus Pharmaceutical, Inc.                         America; and
                                                           (1998 - 1999); Founder, President                      Director,
                                                           and Chief Executive Officer of                         IEmily.com
                                                           Spence Center for Women's Health
                                                           (1994 - 1998); Trustee, Eastern
                                                           Enterprise (utilities) (1988 -
                                                           2000).

Douglas T. Williams        Trustee      Term: Indefinite   Executive Vice President of Chase     12               Trustee,
State Street                            Elected: 2/00      Manhattan Bank (1987 - 1999). Mr.                      State Street
Institutional Investment                                   Williams retired in 1999.                              Master Funds
Trust
P.O. Box 5049
Boston, MA 02206
DOB: December 23, 1940

* The "Fund Complex" consists of six series of the Trust and six series of State Street Master Funds.

                                                                                                 NUMBER OF
                                                                                                 FUNDS IN FUND    OTHER
NAME, ADDRESS, AND         POSITION(S)  TERM OF OFFICE                                           COMPLEX          DIRECTORSHIPS
DATE OF BIRTH              HELD WITH    AND LENGTH OF      PRINCIPAL OCCUPATION                  OVERSEEN BY      HELD BY
("DOB")                    TRUST        TIME SERVED        DURING PAST FIVE YEARS*               TRUSTEE          TRUSTEE
------------------         -----------  --------------     -----------------------               -------------    -------------
EXECUTIVE OFFICERS

James E. Ross              President    Term: Indefinite   President, SSgA Funds Management,            --               --
SSgA Funds Management,                  Elected: 4/05      inc. (2005 - present); Principal,
Inc. State Street                                          SSgA Funds Management, Inc. (2001
Financial Center One                                       - present); Principal, State Street
Lincoln Street                                             Global Advisers (March 2000 -
Boston, MA 02111                                           present); Vice President, State
DOB: June 24,1965                                          Street Bank and Trust Company (1998
                                                           - March 2000).

Gary L. French             Treasurer    Term: Indefinite   Senior Vice President of State               --               --
State Street Bank and                   Elected: 5/05      Street Bank and Trust Company (2002
Trust Company                                              - present); Managing Director,
2 Avenue de Lafayette                                      Deutsch Bank (including its
Boston, MA 02111                                           predecessor, Scudder Investments),
DOB: July 4, 1951                                          Fund Operations Unit (2001 - 2002);
                                                           President, UAM Fund Services (1995
                                                           to 2001).

Julie A. Tedesco           Secretary    Term: Indefinite   Vice President and Senior Counsel of         --               --
State Street Bank and                   Elected: 5/00      State Street Bank and Trust Company
Trust Company                                              (2000 - present); Counsel of First
225Franklin Street                                         Data Investor Services Group, Inc.,
Boston, MA 02110                                           (1994 - 2000).
DOB: September 30, 1957

Peter A. Ambrosini         Chief        Term: Indefinite   Senior Principal and Chief                   --               --
SSgA Funds                 Compliance   Elected: 5/04      Compliance and Risk Management
Management, Inc.           Officer                         Officer, SSgA Funds Management, Inc.
State Street                                               and State Street Global Advisors
Financial Center                                           (2001 - present); Managing Director,
One Lincoln Street                                         PricewaterhouseCoopers LLP
Boston, MA 02111                                           (1986 - 2001).
DOB: December 17, 1943

* Each officer may have served in various other capacities for the same organization during the length of time served.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling (toll free) 877-521-4083.

TRUSTEES
Michael F. Holland
William L. Boyan
Rina K. Spence
Douglas T. Williams

INVESTMENT ADVISER
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

ADMINISTRATOR AND CUSTODIAN
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
200 Clarendon Street
Boston, MA  02116

LEGAL COUNSEL
Ropes & Gray LLP
One International Place
Boston, MA 02109

TRANSFER AGENT
APLS Mutual Funds Services, Inc.
1625 Broadway, Suite 2200
Denver, CO 80202

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206

                       STATE STREET MONEY MARKET PORTFOLIO

                                  ANNUAL REPORT

                                DECEMBER 31, 2005

STATE STREET MONEY MARKET PORTFOLIO

PORTFOLIO STATISTICS (UNAUDITED)

PORTFOLIO COMPOSITION*          DECEMBER 31, 2005
----------------------          -----------------
Commercial Paper                       42.55%
Repurchase Agreements                  35.87
Euro Certificate of Deposit             6.22
Yankee Certificate of Deposit           5.55
Certificate of Deposit                  5.49
Medium Term Note                        2.44
Bank Note                               1.22
Promissory Note                         0.61
Other assets less liabilities           0.05
                                      ------
Total                                 100.00%
                                      ======

MATURITY LADDER*   DECEMBER 31, 2005
----------------   -----------------
3 Days                     35.9%
4-90 Days                  61.8
90+ Days                    2.3
                          -----
Total                     100.0%
                          =====
Average maturity        20 Days

* As a percentage of net assets as of the date indicated. The Portfolio's composition will vary over time.

STATE STREET MONEY MARKET PORTFOLIO

EXPENSE EXAMPLE

As a shareholder of the State Street Money Market Portfolio (the "Portfolio"), you incur ongoing costs, which include costs for portfolio management and administrative services, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2005 to December 31, 2005.

The table below illustrates your Portfolio's costs in two ways:

     - BASED ON ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading "Expenses Paid During Period".

     - BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case- because the return used is not the Portfolio's actual return- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31, 2005

                     BEGINNING         ENDING      EXPENSES PAID
                   ACCOUNT VALUE   ACCOUNT VALUE       DURING
                      7/1/05          12/31/05        PERIOD *
                   -------------   -------------   -------------
BASED ON ACTUAL
PORTFOLIO RETURN     $1,000.00       $1,019.23         $ 0.51

BASED ON
HYPOTHETICAL (5%
RETURN BEFORE
EXPENSES)            $1,000.00       $1,024.70         $ 0.51

* The calculations are based on expenses incurred in the most recent fiscal period of the Portfolio. The Portfolio's annualized average weighted expense ratio as of December 31, 2005 was 0.100%. The dollar amounts shown as "Expenses Paid" are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

                       STATE STREET MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                DECEMBER 31, 2005

NAME OF ISSUER                              INTEREST    MATURITY     PRINCIPAL      AMORTIZED
AND TITLE OF ISSUE                            RATE        DATE         AMOUNT         COST +
------------------                          --------   ----------   -----------   --------------
COMMERCIAL PAPER -- 42.55%
ABCP CDO -- 1.55%
   Klio II Funding Corp.                     4.350%    01/24/2006   $25,515,000   $   25,444,090
                                                                                  --------------
ABCP CREDIT ARBITRAGE -- 8.80%
   Galaxy Funding, Inc.                      4.420%    03/22/2006    25,000,000       24,754,444
   Giro Funding Us Corp.                     4.340%    01/30/2006    50,000,000       49,825,194
   Grampian Funding Ltd.                     3.365%    03/08/2006    35,000,000       34,719,912
   Newport Funding Corp.                     4.220%    01/23/2006    35,000,000       34,909,739
                                                                                  --------------
                                                                                     144,209,289
                                                                                  --------------
ABCP HYBRID -- 4.00%
   Giro Balanced Funding                     4.310%    01/05/2006    35,646,000       35,628,929
   Polonius, Inc.                            4.270%    01/06/2006    30,000,000       29,982,208
                                                                                  --------------
                                                                                      65,611,137
                                                                                  --------------
ABCP RECEIVABLES AND SECURITIES -- 17.32%
   Amsterdam Funding Corp.                   4.280%    01/30/2006    40,000,000       39,862,089
   Cafco LLC                                 4.220%    01/20/2006    40,784,000       40,693,165
   Chariot Funding LLC                       4.220%    01/24/2006    35,000,000       34,905,636
   Ciesco LP                                 4.220%    01/17/2006    44,000,000       43,917,476
   Eiffel Funding LLC                        4.230%    01/23/2006    25,000,000       24,935,375
   Gemini Securitization Corp.               4.250%    01/06/2006    25,000,000       24,985,243
   Jupiter Securitization Corp.              4.220%    01/26/2006    35,000,000       34,897,431
   Nieuw Amsterdam Receivables               4.300%    01/18/2006    40,000,000       39,918,778
                                                                                  --------------
                                                                                     284,115,193
                                                                                  --------------
ABCP SINGLE SELLER -- 4.37%
   Emerald Notes                             4.440%    03/08/2006    32,000,000       31,739,520
   Park Granada LLC                          4.310%    01/09/2006    40,000,000       39,961,689
                                                                                  --------------
                                                                                      71,701,209
                                                                                  --------------
BANK FOREIGN -- 6.51%
   Bank of Ireland                           4.275%    01/31/2006    60,000,000       59,786,250
   Macquarie Bank Ltd. (a) (b)               4.139%    07/18/2006    12,000,000       11,999,349
   Santander Finance                         4.220%    01/23/2006    35,000,000       34,909,739
                                                                                  --------------
                                                                                     106,695,338
                                                                                  --------------
TOTAL COMMERCIAL PAPER                                                               697,776,256
                                                                                  --------------
CERTIFICATES OF DEPOSIT -- 5.49%
BANK DOMESTIC -- 5.49%
   Washington Mutual Bank                    4.300%    01/17/2006    40,000,000       40,000,000
   Wells Fargo Bank                          4.300%    01/25/2006    50,000,000       50,000,000
                                                                                  --------------
TOTAL CERTIFICATES OF DEPOSIT                                                         90,000,000
                                                                                  --------------
YANKEE CERTIFICATES OF DEPOSIT -- 5.55%
BANK FOREIGN -- 5.55%
   BNP Paribas NT Branch                     4.300%    01/31/2006    35,000,000       35,000,000
   Calyon NY                                 3.745%    06/14/2006     6,000,000        5,999,605
   UBS AG                                    4.310%    01/31/2006    50,000,000       50,000,000

                        See Notes to Financial Statements

                       STATE STREET MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                DECEMBER 31, 2005

                                                                                  --------------
TOTAL YANKEE CERTIFICATES OF DEPOSIT                                                  90,999,605
                                                                                  --------------
EURO CERTIFICATE OF DEPOSIT -- 6.22%
BANK FOREIGN -- 6.22%
   Barclays Bank Euro                        4.290%    01/24/2006    12,000,000       12,000,000
   Credit Agricole Indosuez Ldn              4.210%    03/23/2006     5,000,000        4,998,167
   HBOS Treasury Services                    4.260%    01/31/2006    35,000,000       35,000,000
   Societe Generale                          4.310%    01/30/2006    50,000,000       50,000,000
                                                                                  --------------
TOTAL EURO CERTIFICATE OF DEPOSIT                                                    101,998,167
                                                                                  --------------
BANK NOTE -- 1.22%
BANK DOMESTIC -- 1.22%
   National City Bank (c)                    4.290%    02/09/2006    20,000,000       19,999,892
                                                                                  --------------
TOTAL BANK NOTE                                                                       19,999,892
MEDIUM TERM NOTES -- 2.44%
BROKERAGE -- 1.22%
   Merrill Lynch & Co., Inc. (c)             4.430%    03/17/2006    20,000,000       20,004,189
                                                                                  --------------
FINANCE NON-CAPTIVE CONSUMER -- 1.22%
   American Honda Finance Corp. (a)(b)(c)    4.461%    06/22/2006    20,000,000       20,000,000
                                                                                  --------------
TOTAL MEDIUM TERM NOTES                                                               40,004,189
                                                                                  --------------
PROMISSORY NOTE -- 0.61%
   Goldman Sachs Group, Inc. (a)(d)          4.379%    02/22/2006    10,000,000       10,000,000
                                                                                  --------------
TOTAL PROMISSORY NOTE                                                                 10,000,000
                                                                                  --------------
REPURCHASE AGREEMENTS -- 35.87%
   Banc of America Tri Party Repo, dated
      12/30/05 (collateralized by
      Federal National Mortgage
      Association, 5.000% due 09/01/18 -
      08/01/35 valued at $263,352,780);
      proceeds $258,312,357                  4.300%    01/03/2006   258,189,000      258,189,000
   Citigroup Global Markets, Inc. Tri
      Party Repo, dated 12/30/05
      (collateralized by Corporate Notes,
      4.750% - 7.700% due 07/30/10 -
      03/15/14 valued at $21,000,000);
      proceeds $20,009,556                   4.300%    01/03/2006    20,000,000       20,000,000
   Morgan Stanley, Tri Party Repo, dated
      12/30/05 (collateralized by
      Federal National Mortgage
      Association, 5.000% - 6.000% due
      04/01/33 - 08/01/35 valued at
      $317,616,864); proceeds
      $311,147,767                           4.290%    01/03/2006   310,000,000      310,000,000
                                                                                  --------------
TOTAL REPURCHASE AGREEMENTS                                                          588,189,000
                                                                                  --------------
TOTAL INVESTMENTS -- 99.95%                                                        1,638,967,109
ASSETS IN EXCESS OF LIABILITIES -- 0.05%                                                 904,158
                                                                                  --------------
NET ASSETS -- 100.00%                                                             $1,639,871,267
                                                                                  ==============

(a) Security subject to restrictions on resale under federal securities laws, which may only be resold upon registration under the Securities Act of 1933, as amended ("1933 Act") or in transactions exempt from registration, including sales to qualified institutional buyers pursuant to Rule 144A of the 1933 Act. The Portfolio does not have the right to demand that this security be registered.

(b) Security subject to restrictions on resale that has been deemed by the Adviser to be liquid.

(c)  Floating Rate Note - Interest rate shown is in effect at December 31, 2005.

(d) Security subject to restrictions on resale that has been deemed by the Adviser to be illiquid. The Portfolio may not invest more than 10% of its net assets in illiquid securities. At December 31, 2005, this security represents 0.61% of net assets.

+    See Note 2 to the Notes to Financial Statements.

                        See Notes to Financial Statements

STATE STREET MONEY MARKET PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2005

ASSETS
Investments in unaffiliated issuers,
   at amortized cost (Note 2)               $1,050,778,109
Repurchase agreements
   (cost $588,189,000) (Note 2)                588,189,000
                                            --------------
                                             1,638,967,109

Receivables:
   Interest receivable                           1,307,207
   Receivable from adviser (Note 3)                191,631
                                            --------------
      Total assets                           1,640,465,947

LIABILITIES

Payables:
   Due to custodian                                    437
   Administration, custody and transfer
      agent fees (Note 3)                           16,400
   Investment advisory fee (Note 3)                535,241
   Professional fees                                31,744
   Accrued expenses and other liabilities           10,858
                                            --------------
   Total Liabilities                               594,680
                                            --------------
NET ASSETS                                  $1,639,871,267
                                            ==============

                       See Notes to Financial Statements.

STATE STREET MONEY MARKET PORTFOLIO

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005

INVESTMENT INCOME
   Interest                                                          $27,542,322
                                                                     -----------
EXPENSES
   Management fees (Note 3)                                              802,679
   Administration, custody and transfer agent fees (Note 3)              204,176
   Professional fees                                                      42,504
   Trustees' fees                                                         22,498
   Printing fees                                                           5,416
   Other expenses                                                         14,306
                                                                     -----------
      Total Expenses                                                   1,091,579
   Less: Fee waivers/reimbursements by investment adviser (Note 3)      (289,228)
                                                                     -----------
      Total Net Expenses                                                 802,351
                                                                     -----------
NET INVESTMENT INCOME                                                 26,739,971
                                                                     -----------
Net realized gain on investments                                           2,656
                                                                     -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $26,742,627
                                                                     ===========

                       See Notes to Financial Statements.

STATE STREET MONEY MARKET PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

                                                                For the Year       For the Period
                                                                   Ended                Ended
                                                             December 31, 2005   December 31, 2004*
                                                             -----------------   ------------------
INCREASE IN NET ASSETS FROM:
OPERATIONS
   Net investment income                                      $    26,739,971      $     2,116,765
   Net realized gain on investments                                     2,656                   --
                                                              ---------------      ---------------
      Net increase in net assets resulting from operations         26,742,627            2,116,765
                                                              ---------------      ---------------

CAPITAL TRANSACTIONS
   Proceeds from contributions                                  8,537,558,832        1,620,664,197
   Fair value of withdrawals                                   (7,306,145,697)      (1,241,065,457)
                                                              ---------------      ---------------
   Net increase in net assets from capital transactions         1,231,413,135          379,598,740
                                                              ---------------      ---------------
TOTAL NET INCREASE IN NET ASSETS                                1,258,155,762          381,715,505

NET ASSETS
Beginning of period                                               381,715,505                   --
                                                              ---------------      ---------------
End of period                                                 $ 1,639,871,267      $   381,715,505
                                                              ===============      ===============

*    The Portfolio commenced operations on August 12, 2004.

                       See Notes to Financial Statements.

STATE STREET MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS
The following table includes selected supplemental data and ratios to average net assets:

                                                 YEAR        PERIOD
                                                 ENDED       ENDED
                                              12/31/2005   12/31/04*
                                              ----------   ---------
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (in thousands)   $1,639,871    $381,716

   Ratios to average net assets:
      Gross operating expenses                      0.14%       0.18%**
      Net operating expenses                        0.10%       0.10%**
      Net investment income                         3.33%       1.71%**

   Total return (a)                                 3.31%       0.68%

----------
*    The Portfolio commenced operations on August 12, 2004.

**   Annualized.

(a) Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.

                       See Notes to Financial Statements.

STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005

1. ORGANIZATION

State Street Master Funds (the "Trust") is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises six investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, and the State Street U.S. Government Money Market Portfolio. Information presented in these financial statements pertains only to the State Street Money Market Portfolio (the "Portfolio"). At December 31, 2005, only the Portfolio and the State Street Equity 500 Index Portfolio were in operation. The Portfolio commenced operations on August 12, 2004. Pursuant to the Trust's Declaration of Trust, the Board of Trustees may issue an unlimited number of non-transferable beneficial interests.

The Portfolio's investment objective is to maximize current income to the extent consistent with the preservation of capital and liquidity by investing in dollar denominated securities.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

SECURITY VALUATION: As permitted under Rule 2a-7 of the 1940 Act and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

SECURITIES TRANSACTIONS, INVESTMENT INCOME AND EXPENSES: Securities transactions are recorded on a trade date basis. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily.

All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio based on each partner's daily ownership percentage.

FEDERAL INCOME TAXES: The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been "passed through" to the Portfolio's partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2005

At December 31, 2005, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

REPURCHASE AGREEMENTS: A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time which, in the case of the Portfolio's transactions, is within seven days. The total amount received by the Portfolio on repurchase is calculated to exceed the price paid by the Portfolio, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government securities, but may consist of other securities in which the Portfolio is permitted to invest. Repurchase agreements are fully collateralized at all times. The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Portfolio will seek to dispose of such securities; this action could involve costs or delays. The Portfolio may enter into repurchase agreements maturing within seven days with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser"), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company ("State Street").

EXPENSE ALLOCATION: Certain expenses are applicable to multiple Portfolios. Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses of the Trust that are not directly attributed to a Portfolio are allocated among the Portfolios, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Portfolios can otherwise be made fairly.

USE OF ESTIMATES: The Portfolio's financial statements are prepared in accordance with U.S. generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates.

3. RELATED PARTY FEES

The Portfolio has entered into an investment advisory agreement with SSgA FM. The Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser's services as investment adviser, the Portfolio pays the Adviser an annual fee of 0.10% of the Portfolio's average daily net assets. The Adviser has contractually agreed to cap the total operating expenses of the Portfolio at 0.10% of the Portfolio's average daily net assets until April 30, 2006. For the period ended December 31, 2005, SSgA FM reimbursed the Portfolio $204,495 under this agreement.

STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2005

State Street is the administrator, custodian and transfer agent for the Portfolio. In compensation for State Street's services as administrator, custodian and transfer agent, the Portfolio pays State Street an annual fee, accrued daily at the rate of 1/365th of the applicable fee rate described below and payable monthly, of the following annual percentages of the Portfolio's average daily net assets during the month as follows:

Average Assets                        Annual percentage of
Break Point                           average daily net assets
--------------                        ------------------------
First $200 Million                    0.04%
Next $200 Million                     0.03
Thereafter                            0.02

Minimum annual fee:
Assets of $500 million and less       $150,000
Assets of $500 million - $2 billion   $200,000 with 0.01% waiver

State Street has contractually agreed to waive 0.01% of its fees on an annual basis when the Portfolio's assets are between $500 million and $2 billion. For the period ended December 31, 2005, the Portfolio waived $84,733 under this agreement.

4. TRUSTEES' FEES

The Trust pays each trustee who is not an officer or employee of SSgA FM or State Street $2,500 for each meeting of the Board of Trustees and an additional $500 for each telephonic meeting attended. The Trust also pays each trustee an annual retainer of $20,000. Each trustee is reimbursed for out-of-pocket and travel expenses.

5. INDEMNIFICATIONS

Like many other companies, the Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

   REPORT OF ERNST & YOUNG LLP, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of State Street Master Funds and Owners of Beneficial Interest of State Street Money Market Portfolio:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the State Street Money Market Portfolio (one of the portfolios constituting State Street Master Funds)(the Portfolio) as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended and for the period from August 12, 2004 (commencement of operations) to December 31, 2004 and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from the brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the State Street Money Market Portfolio of State Street Master Funds at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for the year then ended and for the period from August 12, 2004 (commencement of operations) to December 31, 2004 and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.


                                        (ERNST & YOUNG LLP)

Boston, Massachusetts
February 16, 2006

STATE STREET MONEY MARKET PORTFOLIO
DECEMBER 31, 2005

GENERAL INFORMATION (UNAUDITED)

PROXY VOTING POLICIES AND PROCEDURES AND RECORD

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolio. A description of the policies and procedures is available without charge, upon request, by (i) calling (877) 521-4083 or (ii) on the website of the Securities and Exchange Commission (the "SEC") at www.sec.gov. Information on how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 is available by August 31
(i) without charge, upon request, by calling (877) 521-4083 or (ii) on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

ADVISORY AGREEMENT RENEWAL

The Board of Trustees of the Trust met on November 16, 2005 (the "Meeting") to consider the renewal of the investment advisory agreement for the Portfolio (the "Advisory Agreement"). In preparation for considering the Advisory Agreement, the Trustees had thoroughly reviewed the renewal materials provided by the Adviser, which they had requested through independent counsel. In deciding whether to renew the Advisory Agreement, the Trustees considered various factors, including (i) the nature, extent and quality of the services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of the Portfolio, (iii) the costs to the Adviser of its services and the profits realized by the Adviser and its affiliates from the relationship with the Portfolio and Trust, (iv) the extent to which economies of scale would be realized if and as the Portfolio grows and whether the fee levels in the Advisory Agreement reflect these economies of scale, and (v) any additional benefits to the Adviser from its relationship with the Portfolio and Trust.

In considering the nature, extent and quality of the services provided by the Adviser, the Trustees relied on their prior direct experience as Trustees of the Trust as well as on the materials provided at the Meeting. The Board reviewed the Adviser's responsibilities under the Advisory Agreement and noted the experience and expertise that would be appropriate to expect of an adviser to the Portfolio, which is a money-market fund. The Trustees reviewed the background and experience of the Adviser's senior management, including those individuals responsible for the investment and compliance operations

STATE STREET MONEY MARKET PORTFOLIO
DECEMBER 31, 2005

relating to the investments of the Portfolio, and the responsibilities of the latter with respect to the Portfolio. They also considered the resources, operational structures and practices of the Adviser in managing the Portfolio's investments, in monitoring and securing the Portfolio's compliance with its investment objective and policies with respect to its investments and with applicable laws and regulations, and in seeking best execution of portfolio transactions. The Trustees also considered information about the Adviser's overall investment management business, noting that the Adviser manages assets for a variety of institutional investors and that the Adviser and its affiliates had over $1.4 trillion in assets under management. They reviewed information regarding State Street's business continuity and disaster recovery program. Drawing upon the materials provided and their general knowledge of the business of the Adviser, the Trustees determined that the experience, resources and strength of the Adviser in the management of money market products is exceptional. As discussed more fully below, they also determined that the advisory fee for the Portfolio was fair and reasonable and that its performance and expense ratio were satisfactory. On the basis of this review, the Trustees determined that the nature and extent of the services provided by the Adviser to the Portfolio were appropriate, had been of uniformly high quality, and could be expected to remain so.

The Trustees noted that, in view of the investment objective of the Portfolio, the investment performance was satisfactory. The Trustees noted that materials provided by Lipper Inc. at the Meeting indicated that the Portfolio's performance had been above average for its Lipper peer group for both for the one-year and since-inception periods ending September 30, 2005. Accordingly, they concluded that the performance of the Portfolio was satisfactory.

The Trustees considered the profitability to the Adviser and its affiliate, State Street, of the advisory relationships with the Trust. The Trustees had been provided with data regarding the profitability to the Adviser and its affiliated service providers with respect to the Portfolio individually, and on an aggregate basis, for the year ended September 30, 2005. They first discussed with representatives of the Adviser the methodologies used in computing the costs that formed the bases of the profitability calculations. Concluding that these methodologies were reasonable, they turned to the data provided. After discussion and analysis they concluded that, to the extent that the Adviser's and State Street's relationships with the Trust had been profitable to either or both of those entities, the profitability was in no case such as to render the advisory fee excessive.

In order better to evaluate the Portfolio's advisory fee, the Trustees had requested comparative information from Lipper Inc. with respect to fees paid by, and expense ratios of, similar funds. The Trustees found that that the Portfolio's advisory fee and total expense ratio were lower than the average for the peer group. The Trustees concluded that the data available provided confirmation of the reasonableness of the Adviser's fee. The Trustees also considered that to help limit expenses of the Portfolio, the Adviser had agreed to reduce its investment advisory fee for the Portfolio, or otherwise reimburse the Portfolio for its operating expenses, to the extent they were to exceed specified levels. It was noted that the Adviser had, in fact, reduced its advisory fee or otherwise reimbursed

STATE STREET MONEY MARKET PORTFOLIO
DECEMBER 31, 2005

expenses for the Portfolio. The Board determined that the Adviser's fees were fair and reasonable.

In considering whether the Adviser benefits in other ways from its relationship with the Trust, the Trustees also considered whether the Adviser's affiliates may benefit from the Trust's relationship with State Street as fund administrator, custodian and transfer agent and the Portfolio's use of State Street Global Markets to perform certain brokerage services. They noted that the Adviser utilizes no soft-dollar arrangements in connection with the Portfolio's brokerage transactions. The Trustees concluded that, to the extent that the Adviser or its affiliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render the Adviser's fees excessive.

The Board also considered the extent to which economies of scale may be realized by the Portfolio as assets grow and whether the Portfolio's fee levels reflect such economies of scale, if any, for the benefit of investors. In considering the matter, the Board determined that, in view of the comparatively small asset size of each of the Portfolio, the economies of scale actually realized, if any, were minor and that, in any event, such economies of scale, if any, were shared with the Portfolio by virtue of advisory fees of comparatively low levels that subsumed economies of scale in the fees themselves.

TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED).

The table below includes information about the Trustees and Executive Officers of the State Street Master Funds, including their:

     -    business addresses and ages;

     -    principal occupations during the past five years; and

     -    other directorships of publicly traded companies or funds.

As of December 31, 2005, none of the Trustees were considered to be an "interested person" of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the "Independent Trustees").

                                                                                                   NUMBER OF FUNDS   OTHER
NAME, ADDRESS, AND          POSITION(S)   TERM OF OFFICE                                           IN FUND COMPLEX   DIRECTORSHIPS
DATE OF BIRTH               HELD WITH     AND LENGTH OF      PRINCIPAL OCCUPATION                  OVERSEEN BY       HELD BY
("DOB")                     TRUST         TIME SERVED        DURING PAST FIVE YEARS                TRUSTEE*          TRUSTEE
------------------          -----------   ----------------   ----------------------                ---------------   -------------
INDEPENDENT TRUSTEES

Michael F.Holland           Trustee and   Term: Indefinite   Chairman, Holland & Company L.L.C.    12                Trustee, State
Holland & Company, LLC      Chairman of   Elected: 2/00      (investment adviser)                                    Street
375 Park Avenue             the Board                        (1995 - present).                                       Institutional
New York, NY 10152                                                                                                   Investment
DOB: July 7, 1944                                                                                                    Trust;
                                                                                                                     Director, the
                                                                                                                     Holland Series
                                                                                                                     Fund, Inc.;
                                                                                                                     and Director,
                                                                                                                     the China
                                                                                                                     Fund, Inc.

William L. Boyan            Trustee       Term: Indefinite   Trustee of Old Mutual South Africa    12                Trustee,
State Street Master Funds                 Elected: 2/00      Master Trust (investments) (1995                        State Street
P.O. Box 5049                                                - present); Chairman emeritus,                          Institutional
Boston, MA 02206                                             Children's Hospital (1984 -                             Investment
DOB: January 20, 1937                                        present); Director, Boston Plan For                     Trust; and
                                                             Excellence (non-profit) (1994 -                         Trustee, Old
                                                             present); President and Chief                           Mutual South
                                                             Operations Officer, John Hancock                        Africa Master
                                                             Mutual Life Insurance Company (1959                     Trust
                                                             - 1999). Mr. Boyan retired in 1999.

Rina K. Spence              Trustee       Term: Indefinite   President of SpenceCare               12                Trustee, State
7 Acacia Street                           Elected: 2/00      International LLC (1998 - present);                     Street
Cambridge, MA 02138                                          Member of the Advisory Board,                           Institutional
DOB: October 24, 1948                                        Ingenium Corp. (technology company)                     Investment
                                                             (2001 - present); Chief Executive                       Trust;
                                                             Officer, IEmily.com (internet                           Director,
                                                             company) (2000 - 2001); Chief                           Berkshire Life
                                                             Executive Officer of Consensus                          Insurance
                                                             Pharmaceutical, Inc. (1998 - 1999);                     Company of
                                                             Founder, President and Chief                            America; and
                                                             Executive Officer of Spence Center                      Director,
                                                             for Women's Health (1994 - 1998);                       IEmily.com
                                                             Trustee, Eastern Enterprise
                                                             (utilities) (1988 - 2000).

Douglas T. Williams         Trustee       Term: Indefinite   Executive Vice President of Chase     12                Trustee,
State Street Master                       Elected: 2/00      Manhattan Bank (1987 - 1999). Mr.                       State Street
Funds P.O. Box 5049                                          Williams retired in 1999.                               Institutional
Boston, MA 02206                                                                                                     Investment
DOB: December 23, 1940                                                                                               Trust


* The "Fund Complex" consists of six series of the Trust and six series of State Street Institutional Investment Trust.

                                                                                                     NUMBER OF FUNDS  OTHER
NAME, ADDRESS, AND           POSITION(S)  TERM OF OFFICE                                             IN FUND COMPLEX  DIRECTORSHIPS
DATE OF BIRTH                HELD WITH    AND LENGTH OF      PRINCIPAL OCCUPATION                    OVERSEEN BY      HELD BY
("DOB")                      TRUST        TIME SERVED        DURING PAST FIVE YEARS*                 TRUSTEE          TRUSTEE
------------------           -----------  --------------     -----------------------                 ---------------  -------------
EXECUTIVE OFFICERS

James E. Ross                President    Term:              President, SSgA Funds Management,              --              --
SSgA Funds Management, Inc.               Indefinite         inc. (2005 - present); Principal,
State Street Financial                    Elected: 4/05      SSgA Funds Management, Inc. (2001
Center                                                       - present); Principal, State Street
One Lincoln Street                                           Global Advisers (March 2000 -
Boston, MA 02111                                             present); Vice President, State
DOB: June 24, 1965                                           Street Bank and Trust Company (1998
                                                             - March 2000).

Gary L. French               Treasurer    Term:              Senior Vice President of State Street          --              --
State Street Bank and Trust               Indefinite         Bank and Trust Company (2002
Company                                   Elected: 5/05      - present); Managing Director, Deutsch
2 Avenue de Lafayette                                        Bank (including its predecessor,
Boston, MA 02111                                             Scudder Investments), Fund Operations
DOB: July 4, 1951                                            Unit (2001 - 2002); President, UAM
                                                             Fund Services (1995 to 2001).

Julie A. Tedesco             Secretary    Term:              Vice President and Senior Counsel of           --              --
State Street Bank and Trust               Indefinite         State Street Bank and Trust Company
Company                                   Elected: 5/00      (2000 - present); Counsel of First
225 Franklin Street                                          Data Investor Services Group, Inc.,
Boston, MA 02110                                             (1994 - 2000).
DOB: September 30, 1957

Peter A. Ambrosini           Chief        Term:              Senior Principal and Chief Compliance          --              --
SSgA Funds Management,       Compliance   Indefinite         and Risk Management Officer, SSgA
Inc.                         Officer      Elected: 5/04      Funds Management, Inc. and State
State Street Financial                                       Street Global Advisors
Center                                                       (2001-present); Managing Director,
One Lincoln Street                                           PricewaterhouseCoopers LLP
Boston, MA 02111                                             (1986 - 2001).
DOB: December 17, 1943

* Each officer may have served in various other capacities for the same organization during the length of time served.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling (toll free) 877-521-4083.

TRUSTEES
Michael F. Holland
William L. Boyan
Rina K. Spence
Douglas T. Williams

INVESTMENT ADVISER
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

LEGAL COUNSEL
Ropes & Gray LLP
One International Place
Boston, MA 02109

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

STATE STREET MONEY MARKET PORTFOLIO
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206

ITEM 2.  CODE OF ETHICS.

As of the end of the period, December 31, 2005, State Street Institutional Investment Trust (the "Trust" or "Registrant") has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the Trust's principal executive officer and principal financial officer. The Trust has not made any amendments to its code of ethics during the covered period. The Trust has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the Trust's code of ethics is filed as Exhibit 12(a)(1) to this Form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The Trust's Board of Trustees (the "Board") has determined that the Trust has the following "audit committee financial experts" as defined in Item 3 of Form N-CSR serving on its Audit Committee: Messrs. Michael F. Holland, William L. Boyan and Douglas T. Williams and Ms. Rina K. Spence. Each of the audit committee financial experts is "independent" for purposes of this Item 3.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         (a)      Audit Fees

                  For the fiscal years ended December 31, 2005 and December 31, 2004, the aggregate audit fees billed for professional services rendered by Ernst & Young LLP ("E&Y"), the Trust's principal accountant, for the audit of the Trust's annual financial statements and services normally provided by E&Y in connection with the Trust's statutory and regulatory filings or engagement were $27,000 and $36,000, respectively.

         (b)      Audit-Related Fees

                  For the fiscal years ended December 31, 2005 and December 31, 2004, there were no fees for assurance and related services by E&Y reasonably related to the performance of the audit of the Trust's financial statements that were not reported under (a) of this Item.

         (c)      Tax Fees

                  For the fiscal years ended December 31, 2005 and December 31, 2004, the aggregate tax fees billed for professional services rendered by E&Y for tax compliance, tax advice, and tax planning were $10,500 and $10,000, respectively. Such tax services included the review of income and excise tax returns for the Trust.

         (d)      All Other Fees

                  For the fiscal years ended December 31, 2005 and December 31, 2004, there were no fees billed for professional services rendered by E&Y for products and services provided by E&Y to the Trust, other than the services reported in (a) through
                  (c).

                  For the fiscal years ended December 31, 2005 and December 31, 2004, there were no fees billed for professional services rendered by E&Y for products and services provided by E&Y to SSgA Funds Management, Inc. (the "Adviser") and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust that (i) relate directly to the operations and financial reporting of the Trust and (ii) were pre-approved by the Trust's audit committee.

         (e)(1)   Audit Committee Pre-Approval Policies and Procedures

                  The Trust's Audit Committee Charter states the following with respect to pre-approval procedures:


                      "Pre-Approval Requirements. Before the independent accountants are engaged by the Trust to render audit or non-audit services, either:

                          1. The Audit Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) provided to the Trust. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at its next regularly scheduled meeting; or

                          2. The engagement to render the auditing service or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (1) be detailed as to the particular service and (2) not involve any delegation of the Audit Committee's responsibilities to the investment adviser. The Audit Committee must be informed of each service entered into pursuant to the policies and procedures. A copy of any such policies and procedures shall be attached as an exhibit to the Audit Committee Charter.

                      De Minimis Exceptions to Pre-Approval Requirements. Pre-Approval for a service provided to the Trust other than audit, review or attest services is not required if:
                      (1) the aggregate amount of all such non-audit services provided to the Trust constitutes not more than 5 percent of the total amount of revenues paid by the Trust to the independent accountants during the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

                      Pre-Approval of Non-Audit Services Provided to the Adviser and Certain Control Persons. The Audit Committee shall pre-approve any non-audit services proposed to be provided by the independent accountants to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent accountants' engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust. It shall be the responsibility of the independent accountants to notify the Audit Committee of any non-audit services that need to be pre-approved.

                      Application of De Minimis Exception: The De Minimis exception set forth above applies to pre-approvals under this Section as well, except that the "total amount of revenues" calculation is based on the total amount of revenues paid to the independent accountants by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person)."

         (e)(2)   Percentages of Services

                  None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph
                  (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period of time for which such rule was effective.

         (f)      Not applicable.

         (g)      Total Fees Paid By Adviser and Certain Affiliates

                  For the fiscal years ended December 31, 2005 and December 31, 2004, the aggregate non-audit fees billed by E&Y for services rendered to the Trust and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Trust were $3,567,000 and $4,132,210, respectively.

         (h) E&Y notified the Trust's Audit Committee of all non-audit services that were rendered by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the Trust, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the Trust's Audit Committee to consider whether such services were compatible with maintaining E&Y's independence.

ITEM 5.  AUDIT COMMITTEES OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable to the Registrant.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable to the Registrant.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Trust's second fiscal quarter covered by this Form N-CSR filing that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)   Code of Ethics referred to in Item 2.

(a)(2) Certifications of principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the 1940 Act.

(b) Certifications of principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(b) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(REGISTRANT): State Street Institutional Investment Trust

By:           /s/ James E. Ross
              ------------------------------------------
              James E. Ross
              President

Date:         February 17, 2006



By:           /s/ Gary L. French
              ------------------------------------------
              Gary L. French
              Treasurer

Date:         February 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:           /s/ James E. Ross
              ------------------------------------------
              James E. Ross
              President

Date:         February 17, 2006



By:           /s/ Gary L. French
              ------------------------------------------

              Gary L. French
              Treasurer

Date:         February 17, 2006